Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 95.6% ) Value
Angola (2.0%)
Angola Government International
Bond
$ 4,000,000 9.500%,  11/12/2025 $ 4,368,400
14,000,000 8.250%,  5/9/2028 14,103,600
2,000,000 9.125%,  11/26/2049 1,910,704
Total 20,382,704
Argentina (0.9%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
a
607,518
17,700,000 1.125%,  7/9/2035
a
5,460,627
8,700,000 2.500%,  7/9/2041
a
3,104,943
Total 9,173,088
Azerbaijan (0.2%)
Azerbaijan Government
International Bond
1,900,000 3.500%,  9/1/2032 1,880,088
Total 1,880,088
Bahrain (2.1%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
b
4,182,080
1,100,000 7.000%,  10/12/2028
b
1,169,885
2,000,000 5.250%,  1/25/2033 1,815,000
3,000,000 5.625%,  5/18/2034
b
2,734,350
6,000,000 7.500%,  9/20/2047
b
5,827,980
1,000,000 7.500%,  9/20/2047 971,330
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,263,200
Total 20,963,825
Belarus (0.5%)
Belarus Government International
Bond
1,000,000 6.875%,  2/28/2023 947,140
5,500,000 6.200%,  2/28/2030 4,067,965
Total 5,015,105
Brazil (2.0%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,423,327
4,800,000 2.625%,  1/5/2023 4,861,152
3,000,000 2.875%,  6/6/2025 3,006,150
1,000,000 4.500%,  5/30/2029 995,560
3,000,000 3.875%,  6/12/2030 2,824,620
1,300,000 5.000%,  1/27/2045 1,154,894
2,000,000 5.625%,  2/21/2047 1,886,400
Petrobras Global Finance BV
2,900,000 6.850%,  6/5/2115 2,758,915
Total 19,911,018
Canada (0.9%)
Canacol Energy, Ltd.
3,000,000 5.750%,  11/24/2028
b
2,925,060
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
b
5,862,185
Total 8,787,245
Principal
Amount Long-Term Fixed Income (95.6%) Value
Chile (3.2%)
Chile Government International
Bond
$ 1,700,000 3.100%,  1/22/2061 $ 1,466,250
9,500,000 3.500%,  1/25/2050 9,134,345
1,200,000 3.125%,  1/21/2026 1,240,812
4,600,000 3.240%,  2/6/2028 4,746,326
3,000,000 2.450%,  1/31/2031
c
2,895,000
11,850,000 2.550%,  7/27/2033 11,123,358
2,000,000 3.500%,  1/31/2034 2,044,000
Total 32,650,091
Colombia (3.3%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 5,026,450
3,375,000 3.875%,  4/25/2027 3,310,909
4,986,000 3.125%,  4/15/2031 4,282,675
4,000,000 7.375%,  9/18/2037 4,439,880
10,500,000 6.125%,  1/18/2041 10,290,525
4,605,000 5.625%,  2/26/2044 4,207,726
2,000,000 5.000%,  6/15/2045 1,699,520
Total 33,257,685
Costa Rica (0.6%)
Costa Rica Government
International Bond
2,500,000 4.375%,  4/30/2025 2,521,275
3,900,000 7.000%,  4/4/2044 3,611,439
Total 6,132,714
Dominican Republic (3.6%)
Dominican Republic Government
International Bond
1,300,000 6.875%,  1/29/2026
b
1,462,513
4,000,000 5.950%,  1/25/2027
b
4,380,040
5,500,000 4.875%,  9/23/2032
b
5,395,555
3,300,000 7.450%,  4/30/2044
b
3,731,673
4,900,000 6.850%,  1/27/2045 5,134,710
8,300,000 6.500%,  2/15/2048
b,c
8,393,873
8,000,000 6.400%,  6/5/2049
b
7,971,200
Total 36,469,564
Ecuador (2.2%)
Ecuador Government International
Bond
10,500,000 5.000%,  7/31/2030
a
9,108,750
18,800,000 1.000%,  7/31/2035
a
13,282,200
Total 22,390,950
Egypt (3.8%)
Egypt Government International
Bond
4,000,000 7.500%,  2/16/2061
b
3,099,760
2,000,000 8.875%,  5/29/2050
b
1,708,076
2,000,000 8.750%,  9/30/2051
b
1,690,040
500,000 8.150%,  11/20/2059
b
403,010
1,000,000 5.800%,  9/30/2027
b
936,348
5,800,000 7.600%,  3/1/2029 5,581,920
8,500,000 7.053%,  1/15/2032
b
7,478,470
5,000,000 7.625%,  5/29/2032 4,488,700
2,000,000 6.875%,  4/30/2040 1,606,920
5,000,000 8.500%,  1/31/2047 4,170,470

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Egypt (3.8%) - continued
$ 9,000,000 7.903%,  2/21/2048 $ 7,167,780
Total 38,331,494
El Salvador (0.4%)
El Salvador Government
International Bond
3,300,000 8.625%,  2/28/2029 1,914,033
5,000,000 7.625%,  2/1/2041 2,662,000
Total 4,576,033
Ghana (1.7%)
Ghana Government International
Bond
4,000,000 6.375%,  2/11/2027 3,200,000
3,000,000 7.750%,  4/7/2029
b
2,349,750
5,000,000 8.625%,  4/7/2034
b
3,816,500
6,500,000 7.875%,  2/11/2035
b
4,864,340
4,000,000 8.875%,  5/7/2042 3,010,920
Total 17,241,510
Guatemala (1.0%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
b
1,091,100
4,590,000 4.500%,  5/3/2026 4,730,913
3,700,000 4.375%,  6/5/2027 3,805,487
1,000,000 4.650%,  10/7/2041
b
962,500
Total 10,590,000
Honduras (0.1%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 997,510
Total 997,510
Hungary (0.1%)
Hungary Government International
Bond
1,500,000 3.125%,  9/21/2051
b
1,393,581
Total 1,393,581
Indonesia (5.0%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
b
4,676,549
964,000 3.375%,  4/15/2023
b
988,399
2,397,000 5.875%,  1/15/2024
b
2,600,717
5,000,000 4.125%,  1/15/2025 5,318,867
6,100,000 4.750%,  1/8/2026
b
6,697,991
2,000,000 6.625%,  2/17/2037
b
2,635,386
2,000,000 7.750%,  1/17/2038
b
2,890,413
726,000 6.750%,  1/15/2044
b
1,010,673
3,700,000 5.125%,  1/15/2045
b
4,300,510
1,200,000 5.250%,  1/8/2047
b
1,428,324
1,500,000 4.350%,  1/11/2048 1,593,176
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,821,365
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 935,260
2,000,000 3.375%,  2/5/2030 1,952,660
6,400,000 5.250%,  10/24/2042 6,668,928
Principal
Amount Long-Term Fixed Income (95.6%) Value
Indonesia (5.0%) - continued
Perusahaan Penerbit SBSN
Indonesia III
$ 1,500,000 4.150%,  3/29/2027
b
$ 1,617,855
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 4,233,002
Total 51,370,075
Ivory Coast (1.7%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 16,912,500
Total 16,912,500
Jersey (1.0%)
Galaxy Pipeline Assets Bidco, Ltd.
2,000,000 2.160%,  3/31/2034 1,917,294
6,500,000 2.625%,  3/31/2036
b
6,118,262
2,000,000 2.940%,  9/30/2040
b
1,902,255
Total 9,937,811
Jordan (0.6%)
Jordan Government International
Bond
6,500,000 5.850%,  7/7/2030 6,413,459
Total 6,413,459
Kazakhstan (1.2%)
Kazakhstan Government
International Bond
4,000,000 6.500%,  7/21/2045 5,333,824
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 4,886,400
1,700,000 5.750%,  4/19/2047 1,900,651
Total 12,120,875
Kenya (0.3%)
Kenya Government International
Bond
3,000,000 8.000%,  5/22/2032 3,140,148
Total 3,140,148
Lebanon (0.2%)
Lebanon Government International
Bond
10,000,000 6.650%,  4/22/2024
d
1,050,000
3,000,000 6.600%,  11/27/2026
d
309,300
5,000,000 6.850%,  3/23/2027
d
517,000
Total 1,876,300
Luxembourg (0.2%)
EIG Pearl Holdings SARL
2,500,000 3.545%,  8/31/2036
b
2,492,705
Total 2,492,705
Malaysia (1.2%)
Petronas Capital, Ltd.
5,000,000 4.550%,  4/21/2050 5,919,032
6,400,000 3.500%,  4/21/2030 6,750,209
Total 12,669,241

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Mexico (6.2%)
Comision Federal de Electricidad
$ 2,000,000 3.875%,  7/26/2033
b
$ 1,852,500
Mexico Government International
Bond
5,560,000 4.500%,  1/31/2050 5,512,240
2,000,000 4.400%,  2/12/2052 1,921,820
1,781,000 4.150%,  3/28/2027
c
1,928,164
1,885,000 3.750%,  1/11/2028 1,982,737
2,000,000 3.500%,  2/12/2034 1,929,020
5,800,000 6.050%,  1/11/2040 6,873,812
2,000,000 4.600%,  2/10/2048 1,998,340
Petroleos Mexicanos
14,300,000 7.690%,  1/23/2050 13,248,950
1,900,000 6.840%,  1/23/2030 1,944,650
8,200,000 5.950%,  1/28/2031
c
7,802,300
3,415,000 6.700%,  2/16/2032
b
3,380,508
7,100,000 6.625%,  6/15/2035 6,620,821
Total Play Telecomunicaciones SA
de CV
6,000,000 7.500%,  11/12/2025
b
6,027,660
Total 63,023,522
Mongolia (0.4%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,753,135
Total 3,753,135
Morocco (1.0%)
Morocco Government International
Bond
7,000,000 2.375%,  12/15/2027
b
6,641,250
1,000,000 5.500%,  12/11/2042 1,056,100
OCP SA
1,500,000 5.125%,  6/23/2051 1,357,500
900,000 6.875%,  4/25/2044 1,003,500
Total 10,058,350
Mozambique (0.3%)
Mozambique Government
International Bond
3,300,000 5.000%,  9/15/2031
a
2,767,545
Total 2,767,545
Netherlands (0.6%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
b
3,000,000
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
b
3,142,500
Total 6,142,500
Nigeria (1.9%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,080,400
12,100,000 7.875%,  2/16/2032 11,767,250
1,000,000 7.375%,  9/28/2033
b
930,600
5,000,000 7.696%,  2/23/2038 4,504,800
Total 19,283,050
Principal
Amount Long-Term Fixed Income (95.6%) Value
Oman (3.7%)
Oman Government International
Bond
$ 3,000,000 4.125%,  1/17/2023
b
$ 3,045,000
4,000,000 4.875%,  2/1/2025 4,120,160
5,000,000 4.750%,  6/15/2026
b
5,108,090
4,000,000 5.625%,  1/17/2028
b
4,161,624
9,500,000 7.375%,  10/28/2032
b
10,782,500
10,500,000 6.750%,  1/17/2048
b
10,266,900
Total 37,484,274
Pakistan (0.9%)
Pakistan Government International
Bond
2,000,000 6.000%,  4/8/2026
b
1,925,000
4,500,000 6.875%,  12/5/2027 4,376,250
3,000,000 7.375%,  4/8/2031
b
2,816,310
Total 9,117,560
Panama (3.1%)
Aeropuerto Internacional de
Tocumen SA
5,000,000 4.000%,  8/11/2041
b,c
4,845,849
Panama Bonos del Tesoro
9,000,000 3.362%,  6/30/2031 8,856,000
Panama Government International
Bond
4,800,000 4.500%,  4/16/2050 4,927,680
1,000,000 9.375%,  1/16/2023 1,060,780
3,000,000 3.750%,  3/16/2025 3,124,710
2,000,000 3.875%,  3/17/2028 2,103,000
5,079,000 6.700%,  1/26/2036 6,475,776
Total 31,393,795
Paraguay (1.5%)
Paraguay Government International
Bond
7,800,000 5.400%,  3/30/2050 8,346,078
4,500,000 4.700%,  3/27/2027 4,860,045
2,000,000 5.600%,  3/13/2048 2,180,020
Total 15,386,143
Peru (2.3%)
Peru Government International
Bond
1,000,000 7.350%,  7/21/2025 1,170,970
11,000,000 2.783%,  1/23/2031 10,629,960
1,100,000 8.750%,  11/21/2033 1,652,750
2,000,000 3.000%,  1/15/2034 1,920,000
5,000,000 3.300%,  3/11/2041 4,686,000
Petroleos del Peru SA
3,500,000 5.625%,  6/19/2047
b
3,225,285
Total 23,284,965
Philippines (1.9%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,155,872
3,000,000 3.750%,  1/14/2029 3,260,908
5,025,000 7.750%,  1/14/2031 7,010,124
2,625,000 6.375%,  10/23/2034 3,505,003
2,420,000 3.950%,  1/20/2040 2,539,598
Total 19,471,505

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
Qatar (3.6%)
Qatar Government International
Bond
$ 5,700,000 4.400%,  4/16/2050
b
$ 6,761,625
3,000,000 3.875%,  4/23/2023
b
3,096,660
6,000,000 3.375%,  3/14/2024
b
6,214,764
3,000,000 3.250%,  6/2/2026
b
3,139,560
1,000,000 3.750%,  4/16/2030
b
1,095,696
2,000,000 5.750%,  1/20/2042
b
2,690,128
8,000,000 4.817%,  3/14/2049
b
10,000,000
QatarEnergy
4,000,000 3.125%,  7/12/2041
b
3,875,600
Total 36,874,033
Romania (1.3%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 2,895,853
3,700,000 4.875%,  1/22/2024 3,903,722
3,000,000 3.000%,  2/14/2031 2,902,500
3,500,000 3.625%,  3/27/2032
b
3,495,625
Total 13,197,700
Russian Federation (2.9%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
b,c
2,006,000
7,600,000 4.750%,  5/27/2026 7,790,000
4,000,000 4.250%,  6/23/2027
b
4,010,000
2,000,000 12.750%,  6/24/2028
b
2,942,200
3,400,000 4.375%,  3/21/2029 3,396,933
585,000 7.500%,  3/31/2030
b
628,875
2,600,000 5.100%,  3/28/2035
b
2,730,822
5,200,000 5.250%,  6/23/2047
b
5,637,840
Total 29,142,670
Saudi Arabia (3.8%)
Saudi Arabia Government
International Bond
10,600,000 3.750%,  1/21/2055 10,747,446
3,000,000 2.875%,  3/4/2023
b
3,048,876
6,300,000 3.250%,  10/26/2026
b
6,580,400
4,000,000 3.625%,  3/4/2028
b
4,249,632
3,800,000 4.375%,  4/16/2029
b
4,251,250
7,000,000 2.250%,  2/2/2033
b
6,650,084
1,500,000 4.500%,  10/26/2046 1,681,500
Saudi Arabian Oil Company
2,000,000 2.250%,  11/24/2030
b
1,897,580
Total 39,106,768
Senegal (1.5%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,772,790
10,700,000 6.250%,  5/23/2033 10,764,200
Total 15,536,990
South Africa (2.5%)
Eskom Holdings SOC, Ltd.
1,000,000 7.125%,  2/11/2025 1,013,480
4,500,000 6.350%,  8/10/2028
b
4,702,500
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,186,710
Principal
Amount Long-Term Fixed Income (95.6%) Value
South Africa (2.5%) - continued
$ 2,000,000 4.665%,  1/17/2024 $ 2,085,760
2,500,000 5.875%,  9/16/2025 2,722,250
1,500,000 4.850%,  9/27/2027 1,552,500
3,500,000 6.250%,  3/8/2041 3,561,460
6,100,000 5.650%,  9/27/2047 5,534,286
Total 25,358,946
Sri Lanka (0.4%)
Sri Lanka Government International
Bond
3,000,000 6.825%,  7/18/2026 1,500,000
5,000,000 6.200%,  5/11/2027 2,432,800
1,000,000 6.750%,  4/18/2028 486,560
Total 4,419,360
Trinidad and Tobago (0.5%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
5,000,000 8.875%,  10/18/2029
b
5,193,950
Total 5,193,950
Turkey (3.8%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
b
2,996,940
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022
c
3,052,320
5,000,000 7.250%,  12/23/2023
c
5,179,850
8,000,000 5.750%,  3/22/2024 8,000,000
6,000,000 6.375%,  10/14/2025 5,924,640
3,500,000 6.500%,  9/20/2033 3,117,100
4,139,000 6.875%,  3/17/2036 3,743,535
5,935,000 6.750%,  5/30/2040 5,146,369
1,800,000 5.750%,  5/11/2047 1,378,836
Total 38,539,590
Ukraine (1.2%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
b
2,329,872
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 1,779,256
1,900,000 9.750%,  11/1/2028 1,788,166
7,500,000 7.375%,  9/25/2032 6,329,700
Total 12,226,994
United Arab Emirates (2.6%)
Abu Dhabi Government
International Bond
3,500,000 3.875%,  4/16/2050
b
3,886,603
3,000,000 3.000%,  9/15/2051
b
2,859,360
3,000,000 2.500%,  10/11/2022
b
3,031,800
3,000,000 3.125%,  5/3/2026
b
3,134,802
8,500,000 2.500%,  9/30/2029
b
8,588,026
Finance Department Government
of Sharjah
6,000,000 4.000%,  7/28/2050
b
5,092,896
Total 26,593,487
United Kingdom (0.6%)
Gazprom PJSC
3,000,000 3.250%,  2/25/2030
b
2,686,758

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (95.6%) Value
United Kingdom (0.6%) - continued
NAK Naftogaz Ukraine
$ 4,000,000 7.625%,  11/8/2026
b
$ 2,996,749
Total 5,683,507
Uruguay (2.2%)
Uruguay Government International
Bond
3,000,000 4.975%,  4/20/2055 3,706,740
4,000,000 5.100%,  6/18/2050 4,974,640
11,840,312 4.375%,  1/23/2031 13,282,462
Total 21,963,842
Uzbekistan (0.6%)
Uzbekistan Government
International Bond
5,000,000 3.900%,  10/19/2031
b
4,657,350
Uzbekneftegaz JSC
2,000,000 4.750%,  11/16/2028
b
1,848,928
Total 6,506,278
Vietnam (1.5%)
Vietnam Government International
Bond
14,600,000 4.800%,  11/19/2024 15,599,032
Total 15,599,032
Virgin Islands, British (2.8%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 5,284,569
Sinopec Group Overseas
Development 2018, Ltd.
7,700,000 2.300%,  1/8/2031 7,398,352
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 12,920,933
3,000,000 3.500%,  5/4/2027 3,187,991
Total 28,791,845
Total Long-Term Fixed Income
(cost $1,005,365,972) 972,978,655
Shares
Collateral Held for Securities
Loaned ( 1.8% )
18,677,043 Thrivent Cash Management Trust 18,677,043
Total Collateral Held for
Securities Loaned
(cost $18,677,043) 18,677,043
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
48,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF
c
5,058,240
Total 5,058,240
Total Registered Investment
Companies (cost $4,645,070) 5,058,240
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
2,748,543 0.210% $ 27,485,428
Total Short-Term Investments
(cost $27,485,428) 27,485,428
Total Investments (cost
$1,056,173,513) 100.6% $1,024,199,366
Other Assets and Liabilities,
Net (0.6%) (6,066,513)
Total Net Assets 100.0% $1,018,132,853
a Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
January 31, 2022.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $333,351,235 or
32.7% of total net assets.
c All or a portion of the security is on loan.
d Defaulted security.  Interest is not being accrued.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 31, 2022:
Securities Lending Transactions
Long-Term Fixed Income $ 13,300,530
Common Stock 4,805,328
Total lending $18,105,858
Gross amount payable upon return of
collateral for securities loaned $18,677,043
Net amounts due to counterparty $571,185
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 2,361,000 – 2,361,000 –
Capital Goods 2,329,872 – 2,329,872 –
Communications Services 14,364,110 – 14,364,110 –
Energy 107,465,383 – 107,465,383 –
Foreign Government 801,145,187 – 801,145,187 –
Transportation 4,845,849 – 4,845,849 –
Utilities 40,467,254 – 40,467,254 –
Registered Investment Companies
Unaffiliated 5,058,240 5,058,240 – –
Subtotal Investments in Securities $978,036,895 $5,058,240 $972,978,655 $–
Other Investments  * Total
Affiliated Short-Term Investments 27,485,428
Collateral Held for Securities Loaned 18,677,043
Subtotal Other Investments $46,162,471
Total Investments at Value $1,024,199,366
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $15,142 $66,811 $54,468 $27,485 2,749 2.7%
Total Affiliated Short-Term Investments 15,142 27,485 2.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   17,238 79,608 78,169 18,677 18,677 1.8
Total Collateral Held for Securities Loaned 17,238 18,677 1.8
Total Value $32,380 $46,162
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $ – $7
Total Income/Non Income Cash from Affiliated
Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 7 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $– $– $ 7

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Bermuda (0.2%)
72,000 China Water Affairs Group, Ltd. $ 84,195
30,000 COSCO SHIPPING Ports, Ltd. 23,898
98,500 Hopson Development Holdings,
Ltd. 205,241
179,000 Road King Infrastructure, Ltd. 169,875
812,200 Shanghai Industrial Urban
Development Group, Ltd. 78,471
1,262,000 Yuexiu Transport Infrastructure, Ltd. 763,961
Total 1,325,641
Brazil (4.6%)
64,800 Alpargatas SA 354,502
61,900 Ambev SA 175,438
68,900 Americanas SA
a
412,354
62,800 Atacadao SA 197,385
196,600 B3 SA - Brasil Bolsa Balcao 543,509
202,723 Banco Bradesco SA ADR 869,682
108,900 Banco do Brasil SA 671,845
123,900 BB Seguridade Participacoes SA 541,790
7,200 Braskem SA 66,805
221,800 BRF SA
a
928,953
156,600 C&A Modas , Ltda.
a
194,641
247,871 Centrais Eletricas Brasileiras SA
ADR
b
1,640,906
33,500 Cia Brasileira de Distribuicao 142,199
129,486 Companhia Siderurgica Nacional
SA ADR
b
617,648
65,200 EDP - Energias do Brasil SA 264,479
28,479 Embraer SA ADR
a
437,153
136,100 ENGIE Brasil Energia SA 1,048,027
44,082 Gerdau SA ADR 230,549
5,209 Getnet Adquirencia e Servicos para
Meios de Pagamento SA ADR 6,563
217,403 Itau Unibanco Holding SA ADR 1,026,142
329,100 JBS SA 2,184,042
174,500 Metalurgica Gerdau SA 382,513
457,300 Petroleo Brasileiro SA 2,787,669
255,985 Petroleo Brasileiro SA ADR 3,417,400
45,000 SIMPAR SA 93,896
33,400 Suzano SA 373,180
64,000 Telefonica Brasil SA 601,420
103,184 Telefonica Brasil SA ADR
b
967,866
280,700 TIM SA 704,644
254,244 Vale SA ADR 3,859,424
342,100 Vibra Energia SA 1,474,674
39,000 WEG SA 237,300
Total 27,454,598
Cayman Islands (13.1%)
148,600 ANTA Sports Products, Ltd. 2,231,269
19,227 Baidu.com, Inc. ADR
a
3,071,321
1,118 Bilibili , Inc. ADR
a,b
39,454
186,000 Bosideng International Holdings,
Ltd. 90,663
37,000 China Education Group Holdings,
Ltd. 32,385
219,000 China Medical System Holdings,
Ltd. 366,722
298,000 China Meidong Auto Holdings, Ltd. 1,399,121
785,000 China Overseas Property Holdings,
Ltd. 911,652
12,000 Chlitina Holding, Ltd. 91,194
666,000 Consun Pharmaceutical Group,
Ltd. 325,439
Shares Common Stock (98.2%) Value
Cayman Islands (13.1%) - continued
516,000 Country Garden Holdings
Company, Ltd. $ 423,820
112,000 Country Garden Services Holdings
Company, Ltd. 661,608
197,000 Fu Shou Yuan International Group,
Ltd. 154,608
793,000 Geely Automobile Holdings, Ltd. 1,716,653
194,000 Greentown Service Group
Company, Ltd. 212,983
111,070 Hello Group, Inc. ADR 1,080,711
1,025,000 IGG, Inc. 641,347
21,829 JD.com, Inc., Bonus Shares
a,c
785,968
13,247 Li Auto, Inc. ADR
a
345,614
250,500 Li Ning Company, Ltd. 2,444,380
377,000 Longfor Group Holdings, Ltd.
d
2,261,558
281,800 Meituan Dianping
a,d
8,407,318
266,000 NetDragon Websoft Holdings, Ltd. 671,412
39,390 NetEase , Inc. ADR 4,071,350
114,305 New Oriental Education &
Technology Group, Inc. ADR
a
163,456
76,272 NIO, Inc. ADR
a
1,869,427
35,422 Pinduoduo , Inc. ADR
a
2,119,652
5,425,500 Shui On Land, Ltd. 767,008
22,800 Sunny Optical Technology (Group)
Company, Ltd. 588,641
21,406 TAL Education Group ADR
a
61,221
453,700 Tencent Holdings, Ltd. 28,429,877
70,311 Tencent Music Entertainment Group
ADR
a
434,522
3,409 Trip.com Group, Ltd. ADR
a
90,713
2,561,000 Want Want China Holdings, Ltd. 2,512,640
36,887 Weibo Corporation ADR
a
1,278,135
183,500 WuXi Biologics (Cayman), Inc.
a,d
1,839,177
401,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
d
253,519
1,500,000 Xiaomi Corporation
a,d
3,182,054
12,846 XPeng , Inc. ADR
a
450,766
420,000 Yadea Group Holdings, Ltd.
d
598,076
222,000 Zhongsheng Group Holdings, Ltd. 1,705,430
Total 78,782,864
Chile (0.4%)
12,549 Banco de Credito e Inversiones SA 454,521
12,993 CAP SA 145,876
218,911 Cencosud SA 403,224
15,481 Cia Cervecerias Unidas SA ADR 258,068
4,473,946 Colbun SA 369,884
4,180,066 Compania Sud Americana de
Vapores SA 363,310
218,384 Embotelladora Andina SA 469,101
3,099 Sociedad Quimica y Minera de
Chile SA ADR 167,811
Total 2,631,795
China (17.6%)
271,866 Aier Eye Hospital Group Company,
Ltd. 1,393,364
137,616 Alibaba Group Holding, Ltd. ADR
a
17,310,717
200,000 A-Living Smart City Services
Company, Ltd.
d
389,370
128,400 Anhui Conch Cement Company,
Ltd., Class A 793,951
23,600 Asymchem Laboratories (Tianjin)
Company, Ltd. 1,206,741
1,095,343 Bank of Beijing Company, Ltd. 775,389

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
China (17.6%) - continued
3,431,000 Bank of China, Ltd. $ 1,337,379
1,112,900 Bank of Shanghai Company, Ltd. 1,233,717
132,000 Beijing North Star Company, Ltd. 19,854
21,882 BYD Company, Ltd., Class A 816,731
72,500 BYD Company, Ltd., Class H 2,144,338
5,339,000 CGN Power Company, Ltd.
d
1,475,163
47,662 Changzhou Xingyu Automotive
Lighting Systems 1,282,434
5,992,000 China Construction Bank
Corporation 4,597,952
852,000 China Galaxy Securities Company,
Ltd. 505,215
36,500 China International Travel Service
Corporation, Ltd. 1,197,277
26,686 China Life Insurance Company,
Ltd. ADR
b
238,306
147,800 China Merchants Bank Company,
Ltd., Class A 1,150,203
373,000 China Merchants Bank Company,
Ltd., Class H 3,117,581
175,000 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 374,011
57,300 China National Nuclear Power
Company, Ltd. 64,109
21,600 China Pacific Insurance (Group)
Company, Ltd. 65,755
2,079 China Petroleum & Chemical
Corporation ADR 108,316
227,456 China Shenhua Energy Company,
Ltd., Class A 811,753
589,000 China Shenhua Energy Company,
Ltd., Class H 1,448,732
59,475 CITIC Securities Company Ltd.,
Rights
a,c
23,830
396,500 CITIC Securities Company, Ltd. 1,061,756
24,000 Contemporary Amperex
Technology Company, Ltd. 2,318,094
29,500 COSCO SHIPPING Holdings
Company, Ltd., Class H
a
53,667
337,700 Dongxing Securities Company, Ltd. 564,887
10,400 East Money Information Company,
Ltd. 51,988
89,832 Fuyao Glass Industry Group
Company, Ltd., Class A 678,870
122,400 Fuyao Glass Industry Group
Company, Ltd., Class H
d
662,822
37,900 GF Securities Company, Ltd., Class
A 125,319
372,200 GF Securities Company, Ltd., Class
H 645,146
173,300 Goertek , Inc. 1,306,950
72,500 Great Wall Motor Company, Ltd.,
Class A 470,234
151,000 Great Wall Motor Company, Ltd.,
Class H 409,677
471,433 Guangzhou Baiyunshan
Pharmaceutical Holdings, Ltd. 2,155,745
341,200 Guangzhou R&F Properties
Company, Ltd.
b
151,871
45,900 Haier Smart Home Company, Ltd.,
Class A 202,429
129,200 Haier Smart Home Company, Ltd.,
Class H 517,968
243,200 Haitong Securities Company, Ltd.,
Class A 441,234
Shares Common Stock (98.2%) Value
China (17.6%) - continued
1,022,800 Haitong Securities Company, Ltd.,
Class H $ 920,432
18,400 Huagong Tech Company, Ltd. 71,421
357,700 Huatai Securities Company, Ltd. 968,929
226,706 Iflytek Company, Ltd. 1,569,378
2,522,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,527,943
266,116 Inner Mongolia Yili Industrial Group
Company, Ltd. 1,605,385
82,388 JD.com, Inc. ADR
a
6,169,213
10,200 Jiangsu Yangnong Chemical
Company, Ltd. 189,610
285,000 Jiangxi Copper Company, Ltd. 467,332
13,000 Kweichow Moutai Company, Ltd. 3,886,390
1,596,000 Lenovo Group, Ltd. 1,729,599
117,400 LONGi Green Energy Technology
Company, Ltd. 1,316,061
185,170 Luxshare Precision Industry
Company, Ltd. 1,388,666
60,500 Midea Group Company, Ltd. 703,422
279,280 NARI Technology Company, Ltd. 1,562,404
1,442,000 People's Insurance Company
(Group) of China, Ltd. 456,321
40,100 Perfect World Company, Ltd. 87,265
31,856 PetroChina Company, Ltd. ADR
b
1,576,554
1,076,000 PICC Property and Casualty
Company, Ltd. 1,002,565
402,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 3,194,169
5,000 Sangfor Technologies, Inc. 122,622
189,158 Shandong Linglong Tyre Company,
Ltd. 916,058
73,000 Shanghai Baosight Software
Company, Ltd. 624,472
134,500 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 539,334
484,688 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 806,855
842,800 Shanghai Pudong Development
Bank Company, Ltd. 1,118,930
129,900 Shanghai Yuyuan Tourist Mart
(Group) Company, Ltd. 189,141
16,300 Shanxi Xinghuacun Fen Wine
Factory Company, Ltd. 710,383
468,400 Shenwan Hongyuan Group
Company, Ltd. 346,026
124,700 Shenzhen Inovance Technology
Company, Ltd. 1,193,969
7,500 Shenzhen Mindray Bio-Medical
Electronics Company, Ltd. 380,906
460,100 Shenzhen Overseas Chinese Town
Company, Ltd. 563,480
1,000 Shenzhou International Group
Holdings, Ltd. 18,555
2,532,300 Sinotrans , Ltd. 1,632,486
625,000 Tong Ren Tang Technologies
Company, Ltd. 586,372
93,700 Wanhua Chemical Group
Company, Ltd. 1,352,709
143,300 Weichai Power Company, Ltd.,
Class A 354,444
399,700 Wuchan Zhongda Group Company,
Ltd. 333,811
66,500 Wuliangye Yibin Company, Ltd. 2,093,470

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
China (17.6%) - continued
47,813 WuXi AppTec Company, Ltd., Class
A $ 795,248
53,100 WuXi AppTec Company, Ltd., Class
H
d
761,628
46,000 Yunnan Baiyao Group Company,
Ltd. 655,317
25,400 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 1,439,888
868,000 Zijin Mining Group Company, Ltd. 1,126,847
440,800 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 492,541
717,600 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 469,999
Total 105,719,395
Colombia (0.2%)
775 Bancolombia SA ADR 27,574
62,324 Ecopetrol SA ADR
b
918,656
Total 946,230
Cyprus (0.2%)
71,245 Ros Agro plc GDR 1,017,386
Total 1,017,386
Czech Republic (0.7%)
51,359 CEZ AS 1,905,595
46,555 Komercni Banka AS 2,064,404
285 Philip Morris CR 217,110
Total 4,187,109
Egypt (0.4%)
338,546 Commercial International Bank
Egypt SAE GDR
a
1,096,889
1,063,742 EFG Hermes Holding Company
a
998,220
Total 2,095,109
Greece (0.7%)
873,759 Eurobank Ergasias Services and
Holdings SA
a
988,219
6,247 GEK Terna Holding Real Estate
Construction SA
a
64,868
51,078 Hellenic Telecommnications
Organization SA 992,815
27,439 JUMBO SA 408,133
10,507 Motor Oil (Hellas) Diilistiria
Korinthou AE 168,262
75,055 Mytilineos SA 1,283,928
3,712 Sarantis SA 36,825
Total 3,943,050
Hong Kong (0.8%)
406,000 China Everbright Environment
Group, Ltd. 301,596
1,761,440 CSPC Pharmaceutical Group, Ltd. 2,140,836
1,546,000 Far East Horizon, Ltd. 1,322,528
157,000 Hang Lung Group, Ltd. 349,408
152,000 Shanghai Industrial Holdings, Ltd. 224,239
224,200 Yuexiu Property Company, Ltd. 227,809
Total 4,566,416
Shares Common Stock (98.2%) Value
Hungary (0.3%)
32,496 OTP Bank Nyrt
a
$ 1,885,651
Total 1,885,651
India (14.2%)
91,209 Adani Ports and Special Economic
Zone, Ltd. 882,807
621,353 Ambuja Cements, Ltd. 3,058,901
61,472 Asian Paints, Ltd. 2,604,940
11,587 Bajaj Finserv , Ltd. 2,456,772
100,205 Britannia Industries, Ltd. 4,764,599
246,477 Cipla , Ltd. 3,128,986
12,348 Cyient , Ltd. 156,159
2,380 Divi's Laboratories, Ltd. 129,238
10,719 Dr. Lal PathLabs , Ltd.
d
429,360
23,577 Housing Development Finance
Corporation 804,465
505,216 Indian Energy Exchange, Ltd.
d
1,608,254
442,597 Infosys, Ltd. ADR 10,432,011
92,975 Jubilant FoodWorks , Ltd. 4,241,989
177,937 Kotak Mahindra Bank, Ltd. 4,459,984
14,849 Larsen & Toubro Infotech , Ltd.
d
1,256,729
35,062 Larsen & Toubro, Ltd. 903,576
31,367 Marico, Ltd. 203,529
1,797,796 Oil and Natural Gas Corporation,
Ltd. 4,203,780
2,226 Page Industries, Ltd. 1,271,475
20,887 Persistent Systems, Ltd. 1,239,629
5,500 Pidilite Industries, Ltd. 181,625
52,034 PNB Housing Finance, Ltd.
a,d
304,886
2,553,873 Power Grid Corporation of India,
Ltd. 7,401,884
493,281 Reliance Industries, Ltd. 15,897,062
5,262 Schaeffler India, Ltd. 635,036
9,792 Supreme Industries, Ltd. 275,568
83,483 Tata Consultancy Services, Ltd. 4,203,858
35,336 Tata Elxsi , Ltd. 3,623,354
107,655 Tech Mahindra, Ltd. 2,148,979
2,410 Ultra Tech Cement, Ltd. 234,224
257,341 Wipro, Ltd. ADR 1,978,952
Total 85,122,611
Indonesia (1.2%)
688,500 Astra International Tbk PT 263,508
8,154,000 Bank Central Asia Tbk PT 4,337,091
1,926,700 Mitra Adiperkasa Tbk PT
a
104,946
73,400 Telekomunikasi Indonesia Persero
Tbk PT ADR 2,182,182
Total 6,887,727
Kuwait (0.6%)
4,926 Agility Public Warehousing
Company KSCP 16,397
43,364 Boubyan Bank KSCP
a
115,470
41,059 HumanSoft Holding Company
KSCP 422,387
219,789 Kuwait Finance House KSCP 658,084
83,749 Kuwait International Bank KSCP
a
61,401
156,173 Mobile Telecommunications
Company KSCP 308,637
210,582 National Bank of Kuwait KSC 721,861
1,261,165 National Industries Group Holding
a
1,224,513
Total 3,528,750

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Luxembourg (0.1%)
91,026 Allegro.eu SA
a,d
$ 843,662
Total 843,662
Malaysia (0.6%)
29,100 AEON Credit Service (M) Berhad 102,064
373,232 Berjaya Sports Toto Berhad 169,678
16,200 Bursa Malaysia Berhad 24,229
342,500 Genting Malaysia Berhad 224,248
468,400 Hong Leong Bank Berhad 2,171,057
597,700 Mah Sing Group Berhad 96,392
12,500 Malaysian Pacific Industries Berhad 119,185
30,300 PETRONAS Gas Berhad 123,114
66,500 Public Bank Berhad 66,986
240,300 Tenaga Nasional Berhad 527,138
238,800 TIME dotCom Berhad 243,050
Total 3,867,141
Mexico (1.6%)
82,450 America Movil SAB de CV ADR 1,555,007
205,600 Arca Continental SAB de CV 1,213,387
366,100 Banco del Bajio SA
d
789,064
6,578 Fomento Economico Mexicano SAB
de CV ADR 494,797
254,500 Gentera , SAB de CV
a
182,473
189,300 Grupo Financiero Banorte SAB de
CV ADR 1,197,395
107,500 Grupo Mexico, SAB de CV 462,300
314,100 Megacable Holdings SAB de CV 1,012,283
127,885 Promotora y Operadora de
Infraestructura , SAB de CV 936,881
163,500 Qualitas Controladora SAB de CV 883,683
176,700 Wal-Mart de Mexico, SAB de CV 599,365
Total 9,326,635
Philippines (0.1%)
8,675 Globe Telecom, Inc. 529,142
Total 529,142
Poland (1.3%)
108,384 Asseco Poland SA 2,179,234
1,789 Bank Handlowy w Warszawie SA 27,693
333,821 Bank Millennium SA
a
674,784
46,600 Bank Pekao SA 1,552,775
91,598 Cyfrowy Polsat SA 707,594
6,201 mBank SA
a
710,173
149,152 Powszechna Kasa Oszczednosci
Bank Polski SA
a
1,746,021
Total 7,598,274
Russian Federation (3.0%)
615,878 Gazprom PJSC ADR 5,361,412
23,359 Lukoil ADR 2,091,809
23,091 Mechel PJSC ADR
a
67,657
49,705 MMC Norilsk Nickel PJSC ADR 1,405,071
2,924 Novatek PJSC GDR 617,565
652 PAO Transneft 1,249,388
5,230 Polyus PJSC GDR 409,715
1,260,120 Sberbank of Russia PJSC 4,342,653
67,230 Sovcomflot OAO 62,834
2,930,700 Surgutneftegas PJSC 1,414,489
257,974 Surgutneftegas PJSC ADR 1,215,602
Total 18,238,195
Shares Common Stock (98.2%) Value
Saudi Arabia (4.0%)
151,591 Al Rajhi Bank $ 6,020,072
110,450 Arriyadh Development Company 799,230
95,844 Bank AlJazira 595,134
14,503 Banque Saudi Fransi 203,406
7,831 Dr. Sulaiman Al Habib Medical
Services Group Company 345,977
28,683 Dur Hospitality Company
a
254,966
29,263 Eastern Province Cement Company 352,928
23,517 Jarir Marketing Company 1,265,514
6,203 Mouwasat Medical Services
Company 327,919
120,519 National Commercial Bank 2,370,613
49,312 National Industrialization Company
a
300,937
3,687 Qassim Cement Company 78,616
382,696 Riyad Bank 3,468,020
66,303 Saudi Arabian Mining Company
a
1,634,018
118,474 Saudi Basic Industries Corporation 3,965,743
6,296 Saudi Research and Marketing
Group
a
405,557
60,097 Saudi Telecom Company 1,890,715
Total 24,279,365
Singapore (0.1%)
18,400 BOC Aviation, Ltd.
d
154,692
10,312 China Yuchai International, Ltd. 141,996
Total 296,688
South Africa (3.2%)
189,099 AECI, Ltd. 1,401,695
8,053 Anglo American Platinum, Ltd. 975,736
16,903 Aspen Pharmacare Holdings, Ltd. 227,558
104,467 Barloworld, Ltd. 904,112
18,010 Clicks Group, Ltd. 345,811
202,651 DataTec , Ltd. 502,738
214,347 FirstRand, Ltd. 864,054
26,921 Gold Fields, Ltd. ADR 285,363
23,567 Impala Platinum Holdings, Ltd. 363,329
141,007 Investec, Ltd. 795,584
16,815 Kumba Iron Ore, Ltd. 599,913
112,046 Massmart Holdings, Ltd.
a
402,914
564,173 Momentum Metropolitan Holdings 738,367
95,267 Motus Holdings, Ltd. 725,194
199,054 MTN Group, Ltd.
a
2,503,289
10,055 Naspers, Ltd. 1,625,373
201,824 Ninety One, Ltd. 693,713
237,941 Pepkor Holdings, Ltd.
d
350,022
165,951 Resilient REIT, Ltd. 650,200
298,953 Sanlam, Ltd. 1,228,266
63,540 Sasol, Ltd.
a
1,430,438
67,216 Shoprite Holdings, Ltd. 918,414
63,221 Sibanye Stillwater, Ltd. 235,648
28,706 Spar Group, Ltd. 313,921
22,284 Standard Bank Group 217,496
34,479 Super Group, Ltd. 74,956
Total 19,374,104
South Korea (9.7%)
2,041 AfreecaTV Company, Ltd.
a
267,751
17,259 Amicogen , Inc.
a
380,357
973 Celltrion Pharm, Inc.
a
67,622
29 Celltrion Pharm, Inc., Bonus
Shares
a,c
1,915
14,542 Cheil Worldwide, Inc. 267,749
18,814 Chong Kun Dang Pharmaceutical
Corporation
a
1,463,442

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
South Korea (9.7%) - continued
1,844 Chongkundang Holdings
Corporation
a
$ 105,351
7,279 CJ ENM Company, Ltd.
a
754,667
4,139 Daewoong Company, Ltd.
a
84,930
4,350 DIO Corporation
a
125,448
5,652 DongKook Pharmaceutical
Company, Ltd.
a
95,039
1,710 GOLFZON Company, Ltd.
a
229,911
26,657 Green Cross Holdings Corporation
a
495,051
4,169 GS Holdings Corporation 134,604
10,965 Huons Global Company, Ltd. 296,226
548 Huons Global Company, Ltd.,
Bonus Shares
a,c
14,064
2,587 Hyundai Department Store
Company, Ltd.
a
155,800
6,779 Hyundai Steel Company 223,898
182,801 Industrial Bank of Korea 1,587,135
115,962 JB Financial Group Corporation,
Ltd.
a
790,970
21,458 JYP Entertainment Corporation
a
751,668
5,241 Kakao Corporation 378,566
188,895 Kangwon Land, Inc.
a
3,971,683
56,829 Kia Corporation 3,962,444
1,199 Korea Zinc Company, Ltd.
a
510,028
16,098 Korean Reinsurance Company
a
136,953
63,852 KT&G Corporation 4,124,575
1,034 LG Chem , Ltd.
a
554,287
18,565 Lotte Shopping Company, Ltd.
a
1,247,808
23,433 LS Electric Company, Ltd.
a
967,354
17,275 LX Semicon Company, Ltd. 1,980,690
20,259 Meritz Fire & Marine Insurance
Company, Ltd.
a
780,328
196,561 Meritz Securities Company, Ltd. 1,001,760
16,537 NHN Corporation
a
476,940
9,801 NKMAX Company, Ltd.
a
150,750
6,312 Osstem Implant Company, Ltd.
a,c
638,837
555 Park Systems Corporation
a
56,394
3,719 Pearl Abyss Corporation
a
296,695
24,806 PharmaResearch Company, Ltd. 1,583,769
23,441 PI Advanced Materials Company,
Ltd. 811,126
4,551 Samsung Biologics Company,
Ltd.
a,d
2,817,429
296,655 Samsung Electronics Company,
Ltd. 18,451,671
53,164 Samsung Securities Corporation,
Ltd. 1,795,099
3,396 Sebang Global Battery Company,
Ltd.
a
177,299
5,377 SK, Inc. 995,387
5,388 SKC Company, Ltd.
a
648,661
973 SM Entertainment Company, Ltd.
a
48,698
17,912 S-Oil Corporation 1,359,761
209 Taekwang Industrial Corporation,
Ltd.
a
175,314
Total 58,393,904
Taiwan (17.3%)
1,553,000 Capital Securities Corporation 916,161
213,000 Cathay Financial Holding
Company, Ltd. 494,063
19,000 Charoen Pokphand Enterprise
(Taiwan) Company, Ltd. 56,884
76,000 China Steel Chemical Corporation 316,524
2,307,000 China Steel Corporation 2,823,327
Shares Common Stock (98.2%) Value
Taiwan (17.3%) - continued
54,000 Eclat Textile Company, Ltd. $ 1,197,962
27,000 Elite Material Company, Ltd. 263,264
458,000 Feng Hsin Iron & Steel Company,
Ltd. 1,375,261
854,000 First Financial Holding Company,
Ltd. 777,669
257,000 Formosa Plastics Corporation 985,459
1,882,076 Fubon Financial Holding Company,
Ltd. 5,193,616
454,000 Holtek Semiconductor, Inc. 1,691,475
10,000 Hotai Motor Company, Ltd. 219,000
62,000 International Games System
Company, Ltd. 1,602,037
1,669,000 King Yuan Electronics Company,
Ltd. 2,766,615
8,000 Lotes Company, Ltd. 210,257
318,415 Makalot Industrial Company, Ltd. 2,682,097
7,000 MediaTek , Inc. 278,034
13,000 Momo.com, Inc. 531,218
2,192,000 Nan Ya Plastics Corporation 6,921,780
249,000 Novatek Microelectronics
Corporation 4,378,976
265,000 Realtek Semiconductor Corporation 5,141,037
967,000 Sigurd Microelectronics
Corporation 2,003,959
32,000 Simplo Technology Company, Ltd. 365,955
96,000 Sinbon Electronics Company, Ltd. 933,699
182,000 Systex Corporation 557,029
85,000 Taiwan Cogeneration Corporation 113,822
2,234,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 51,654,533
477,000 Topco Scientific Company, Ltd. 2,874,788
30,000 U-Ming Marine Transport
Corporation 59,246
80,000 United Microelectronics
Corporation 167,144
196,000 Vanguard International
Semiconductor Corporation 945,486
68,000 Voltronic Power Technology
Corporation 3,504,404
Total 104,002,781
Thailand (1.3%)
3,405,200 AP (Thailand) Public Company, Ltd.
NVDR 1,047,032
30,200 Bumrungrad Hospital Public
Company, Ltd. 128,632
258,100 Com7 Public Company, Ltd. NVDR 613,027
5,936,300 Land and Houses Public Company,
Ltd. NVDR 1,753,601
45,300 PTT Exploration and Production
Public Company, Ltd. NVDR 177,794
216,300 Siam Commercial Bank Public
Company, Ltd. NVDR 822,224
13,200 Thai Vegetable Oil Public
Company, Ltd. NVDR 12,630
1,153,600 TISCO Financial Group Public
Company, Ltd. 3,437,890
Total 7,992,830
Turkey (0.3%)
2,673,119 Dogan Sirketler Grubu Holding AS 607,133
499,127 Eregli Demir ve Celik Fabrikalari
TAS 1,022,217
151,453 Haci Omer Sabanci Holding AS 173,510

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Turkey (0.3%) - continued
45,008 TOFAS Turk Otomobil Fabrikasi AS $ 269,130
Total 2,071,990
United States (0.4%)
55,035 Yum China Holding, Inc. 2,651,036
Total 2,651,036
Virgin Islands, British (<0.1%)
17,004 VK Company, Ltd. GDR
a
134,838
Total 134,838
Total Common Stock
(cost $542,192,780) 589,694,917
Shares
Collateral Held for Securities
Loaned ( 0.8% )
5,083,185 Thrivent Cash Management Trust 5,083,185
Total Collateral Held for
Securities Loaned
(cost $5,083,185) 5,083,185
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
283,300 Companhia de Saneamento do
Parana 215,539
Total 215,539
Total Preferred Stock
(cost $205,427) 215,539
Shares Short-Term Investments ( 1.0% )
Thrivent Core Short-Term Reserve
Fund
580,641 0.210% 5,806,412
Total Short-Term Investments
(cost $5,806,412) 5,806,412
Total Investments (cost
$553,287,804) 100.0% $600,800,053
Other Assets and Liabilities,
Net 0.0% (232,086)
Total Net Assets 100.0% $600,567,967
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $28,384,783 or
4.7% of total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 4,958,758
Total lending $4,958,758
Gross amount payable upon return of
collateral for securities loaned $5,083,185
Net amounts due to counterparty $124,427
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 56,610,434 8,427,016 48,183,418 –
Consumer Discretionary 90,330,100 31,231,815 58,312,317 785,968
Consumer Staples 32,070,934 1,370,513 30,700,421 –
Energy 31,584,951 6,020,926 25,564,025 –
Financials 104,381,776 2,161,704 102,196,242 23,830
Health Care 27,624,617 – 26,969,801 654,816
Industrials 24,810,790 746,960 24,063,830 –
Information Technology 135,267,394 16,488,876 118,778,518 –
Materials 58,604,060 4,442,993 54,161,067 –
Real Estate 10,750,016 – 10,750,016 –
Utilities 17,659,845 1,640,906 16,018,939 –
Preferred Stock
Utilities 215,539 – 215,539 –
Subtotal Investments in Securities $589,910,456 $72,531,709 $515,914,133 $1,464,614
Other Investments  * Total
Affiliated Short-Term Investments 5,806,412
Collateral Held for Securities Loaned 5,083,185
Subtotal Other Investments $10,889,597
Total Investments at Value $600,800,053
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 261,356 261,356 – –
Total Liability Derivatives $261,356 $261,356 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling
$968,820 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 424 March 2022 $ 26,227,116 ( $ 261,356)
Total Futures Long Contracts $ 26,227,116 ( $ 261,356)
Total Futures Contracts $ 26,227,116 ($261,356)

Emerging Markets Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $850 $59,841 $54,885 $5,806 581 1.0%
Total Affiliated Short-Term Investments 850 5,806 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,102 10,108 8,127 5,083 5,083 0.8
Total Collateral Held for Securities Loaned 3,102 5,083 0.8
Total Value $3,952 $10,889
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $ – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 1 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $– $– $ 1

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Australia (6.8%)
18,358 AGL Energy, Ltd. $ 92,717
19,113 ARB Corporation, Ltd. 629,752
179,370 Aristocrat Leisure, Ltd. 5,199,525
22,461 ASX, Ltd. 1,332,127
72,431 Aurizon Holdings, Ltd. 181,211
33,089 BHP Group, Ltd.
a
1,061,181
17,808 BlueScope Steel, Ltd. 233,406
82,638 Carsales.com, Ltd. 1,307,105
17,674 Commonwealth Bank of Australia 1,178,672
103,874 Computershare, Ltd. 1,439,858
70,482 CSL, Ltd. 13,056,250
95,417 DEXUS Property Group 694,627
7,707 Domino's Pizza Enterprises, Ltd. 568,492
133,347 Fortescue Metals Group, Ltd. 1,872,469
241,626 GWA Group, Ltd. 433,311
222,919 Humm Group, Ltd.
b
131,824
32,648 Ingenia Communities Group 127,676
11,785 Magellan Financial Group, Ltd.
a
156,810
94,470 Origin Energy, Ltd. 378,021
14,208 Premier Investments, Ltd. 291,517
11,845 REA Group, Ltd. 1,227,102
20,210 Rio Tinto, Ltd. 1,606,807
166,518 Sandfire Resources, Ltd. 800,182
86,887 SEEK, Ltd. 1,800,573
19,042 Stockland 54,887
540,457 Tabcorp Holdings, Ltd. 1,898,936
9,017 Washington H. Soul Pattinson and
Company, Ltd. 175,055
7,054 Worley, Ltd. 58,122
Total 37,988,215
Austria (0.4%)
38,895 OMV AG 2,380,533
Total 2,380,533
Belgium (0.7%)
30,113 Groupe Bruxelles Lambert SA 3,231,195
7,292 KBC Groep NV 634,177
3,160 Telenet Group Holding NV 121,307
Total 3,986,679
Bermuda (0.1%)
30,000 CK Infrastructure Holdings, Ltd. 184,871
30,692 Golden Ocean Group, Ltd. 279,630
122,000 Road King Infrastructure, Ltd. 115,781
Total 580,282
Canada (11.5%)
34,428 Alimentation Couche-Tard, Inc. 1,388,604
4,188 Ballard Power Systems, Inc.
b
43,687
32,571 Bank of Montreal
a
3,686,674
40,541 Bank of Nova Scotia 2,920,138
22,056 Barrick Gold Corporation 422,155
162,176 BCE, Inc. 8,471,452
48,815 Canadian Imperial Bank of
Commerce 6,129,765
52,053 Canadian National Railway
Company 6,344,311
39,581 Canadian Pacific Railway, Ltd. 2,831,685
9,192 Canadian Utilities, Ltd. 267,050
9,767 Canadian Western Bank 296,817
89,433 Canopy Growth Corporation
a,b
719,038
94,973 CGI, Inc.
b
8,108,736
103,146 CI Financial Corporation 1,914,183
12,812 Dollarama , Inc. 661,086
Shares Common Stock (99.0%) Value
Canada (11.5%) - continued
4,414 Enbridge, Inc. $ 186,609
1,664 Home Capital Group, Inc.
b
47,152
5,585 Hydro One, Ltd. 144,288
5,637 Interfor Corporation 167,981
72,481 Laurentian Bank of Canada 2,522,566
908 Pembina Pipeline Corporation 28,830
4,075 Royal Bank of Canada 464,611
372 Shopify, Inc.
b
358,697
52,765 Sun Life Financial, Inc. 2,988,280
167,205 TC Energy Corporation 8,634,179
62,463 Teck Resources, Ltd. 1,928,233
4,684 TELUS Corporation 110,214
21,877 Thomson Reuters Corporation 2,348,531
1,809 TMX Group, Ltd. 184,024
788 Toronto-Dominion Bank 63,113
Total 64,382,689
Cayman Islands (0.2%)
4,800 ASM Pacific Technology, Ltd. 48,024
53,385 Melco Resorts & Entertainment.
Ltd. ADR
b
563,745
85,200 MGM China Holdings, Ltd.
b
56,765
148,000 Sands China, Ltd.
b
412,691
9,200 Wynn Macau, Ltd.
b
8,314
Total 1,089,539
Denmark (3.3%)
279 ALK- Abello AS
b
117,813
28,510 Carlsberg AS 4,616,643
26,276 DSV AS 5,338,777
1,622 Genmab AS
b
552,340
55,026 Novo Nordisk AS 5,473,343
13,505 Royal Unibrew AS 1,552,608
1,618 Topdanmark AS 92,539
35,058 Tryg AS 830,728
Total 18,574,791
Finland (1.0%)
20,547 KONE Oyj 1,330,702
52,189 Neste Oil Oyj 2,353,687
24,768 Nordea Bank Abp 294,186
19,523 Sampo Oyj 968,977
35,557 Stora Enso Oyj 723,831
4,427 UPM- Kymmene Oyj 161,348
Total 5,832,731
France (7.9%)
34,656 Air Liquide SA 5,928,200
1,059 Amundi SA
c
82,322
2,701 Eramet SA
b
279,956
898 Hermes International 1,348,267
12,051 Ipsos SA 550,645
82,661 Legrand SA 8,339,278
2,289 LNA Sante 105,920
14,917 L'Oreal SA 6,371,713
3,468 LVMH Moet Hennessy Louis Vuitton
SE 2,848,522
25,072 Renault SA
b
996,416
57,314 Schneider Electric SE 9,708,677
43,513 Societe Generale SA 1,615,208
113,274 TotalEnergies SE 6,441,570
Total 44,616,694

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Germany (6.1%)
5,316 Adidas AG $ 1,458,795
42,037 Allianz SE 10,793,055
1,374 Bayerische Motoren Werke AG 145,428
204 CTS Eventim AG & Company
KGAA
b
14,502
213,823 Deutsche Bank AG
b
2,977,153
111,540 Deutsche Lufthansa AG
b
867,310
27,780 Deutsche Pfandbriefbank AG
c
342,801
48,844 Deutsche Post AG 2,939,446
87,670 Deutsche Telekom AG 1,655,112
8,289 Merck KGaA 1,817,754
11,521 Porsche Automobil Holding SE 1,078,924
2,242 PUMA SE 239,786
3,247 Salzgitter AG
b
111,087
20,759 SAP SE 2,604,434
5,901 Scout24 SE
c
352,550
2,036 Siemens AG 323,256
1,723 Stroeer SE 129,011
24,152 Symrise AG 2,886,134
134,016 TAG Immobilien AG 3,539,120
44 Volkswagen AG 12,741
Total 34,288,399
Hong Kong (0.4%)
215,500 CK Hutchison Holdings, Ltd. 1,531,629
66,000 Galaxy Entertainment Group, Ltd.
b
382,223
43,000 Hang Lung Properties, Ltd. 91,878
221,000 Hong Kong and China Gas
Company, Ltd. 340,618
31,000 Hysan Development Company, Ltd. 95,023
Total 2,441,371
Ireland (<0.1%)
3,068 Glanbia plc 42,139
Total 42,139
Isle of Man (0.2%)
49,271 Entain plc
b
1,066,685
Total 1,066,685
Israel (1.5%)
219,879 Bank Hapoalim , Ltd. 2,281,848
348,975 Bank Leumi Le-Israel BM 3,742,754
24,910 ICL Group, Ltd. 225,274
134 Israel Corporation, Ltd.
b
54,688
59,689 Mizrahi Tefahot Bank, Ltd. 2,307,427
Total 8,611,991
Italy (2.6%)
14,756 Amplifon SPA 627,217
25,841 Azimut Holding SPA 695,094
175,891 BPER Banca 370,288
6,375 Buzzi Unicem SPA 133,116
37,277 Davide Campari-Milano NV 468,021
550,035 Enel SPA 4,233,377
38,045 Finecobank Banca Fineco SPA 639,619
37,762 Iren SPA 113,603
70,466 Italgas SPA 467,499
148,152 Mediobanca SPA 1,697,312
22,487 Pirelli & C. SPA
c
158,988
30,679 Poste Italiane SPA
c
411,790
75,240 Recordati SPA 4,214,959
142,913 Saipem SPA
b
218,600
Shares Common Stock (99.0%) Value
Italy (2.6%) - continued
29,721 Unipol Gruppo SPA $ 167,202
Total 14,616,685
Japan (20.0%)
26 Activia Properties, Inc. 88,006
18,600 Advantest Corporation 1,583,094
25,100 Air Water, Inc. 382,586
16,000 Arcs Company, Ltd. 300,757
227,600 Astellas Pharma, Inc. 3,673,595
31,900 Bandai Namco Holdings, Inc. 2,242,192
900 BayCurrent Consulting, Inc. 341,567
3,500 Benefit One, Inc. 106,447
20,500 Chiyoda Company, Ltd. 137,057
50,600 Chugai Pharmaceutical Company,
Ltd. 1,643,477
25,300 COMSYS Holdings Corporation 601,993
1,700 Daifuku Company, Ltd. 118,022
16,600 Daikin Industries, Ltd. 3,485,074
800 DISCO Corporation 219,963
3,100 FANUC Corporation 613,020
300 Fast Retailing Company, Ltd. 176,539
22,100 Fuji Soft, Inc. 925,878
8,900 Hanwa Company, Ltd. 244,415
2,700 Hikari Tsushin, Inc. 324,175
115,800 Honda Motor Company, Ltd. 3,410,632
4,700 Hoya Corporation 609,441
43,300 Inaba Denki Sangyo Company, Ltd. 1,003,442
19,500 ITOCHU Techno-Solutions
Corporation 531,963
3,100 Izumi Company, Ltd. 85,751
5,100 Japan Exchange Group, Inc. 104,911
2,800 Japan Tobacco, Inc. 55,902
12,200 JFE Holdings, Inc. 156,732
6,500 Kajima Corporation 78,504
26,100 Kamigumi Company, Ltd. 504,343
64,100 Kao Corporation 3,203,178
99,900 KDDI Corporation 3,191,677
181 Kenedix Retail REIT Corporation 423,667
9,900 Keyence Corporation 5,077,934
52,300 Kinden Corporation 747,583
6,800 Kobe Bussan Company, Ltd. 211,680
3,300 Komatsu, Ltd. 82,925
6,600 KOMEDA Holdings Company, Ltd. 122,168
43,500 Kyoei Steel, Ltd. 591,189
4,100 Lintec Corporation 95,234
17,700 M3, Inc. 680,504
133,200 Marubeni Corporation 1,370,620
9,900 McDonald's Holdings Company
(Japan), Ltd. 432,337
7,800 Ministop Company, Ltd. 98,999
109,500 Mitsubishi Corporation 3,717,792
61,600 Mitsubishi Electric Corporation 771,441
439,300 Mitsubishi HC Capital, Inc. 2,268,845
18,800 Mitsuboshi Belting, Ltd. 346,663
2,200 Mitsui & Company, Ltd. 54,858
106 Mori Hills REIT Investment
Corporation 129,875
25,900 Murata Manufacturing Company,
Ltd. 1,947,247
12,100 NEC Networks & System Integration
Corporation 174,606
4,300 NGK Spark Plug Company, Ltd. 73,100
48,900 NHK Spring Company, Ltd. 383,257
23,000 Nidec Corporation 2,038,487
8,500 Nihon M&A Center Holdings, Inc. 133,817

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Japan (20.0%) - continued
2,500 Nintendo Company, Ltd. $ 1,225,104
59,200 Nippon Steel Corporation 967,598
103,400 Nippon Telegraph and Telephone
Corporation 2,959,074
29,600 Nissan Chemical Corporation 1,606,046
155,100 Nissan Motor Company, Ltd.
a,b
820,881
20,300 Nitori Holdings Company, Ltd. 2,908,232
23,300 Nitto Kogyo Corporation 313,449
41,300 Ono Pharmaceutical Company, Ltd. 1,001,596
22,700 Oracle Corporation Japan 1,697,747
93,600 ORIX Corporation 1,930,699
54,900 Pan Pacific International Holdings
Company 738,890
12,900 Penta-Ocean Construction
Company, Ltd. 71,637
13,800 PLENUS Company, Ltd. 235,732
12,900 Recruit Holdings Company, Ltd. 637,629
153,100 Renesas Electronics Corporation
b
1,757,100
95,500 Resona Holdings, Inc. 410,405
11,100 Ryoyo Electro Corporation
a
210,085
28,600 Sangetsu Company, Ltd. 396,075
7,300 Sawai Group Holdings Company,
Ltd. 276,317
48,600 Secom Company, Ltd. 3,422,125
17,100 Sekisui House, Ltd. 346,449
5,500 Seven & I Holdings Company, Ltd. 279,722
23,600 Shin-Etsu Chemical Company, Ltd. 3,948,502
21,600 Shionogi & Company, Ltd. 1,231,041
9,100 SHO-BOND Holdings Company,
Ltd. 398,492
600 SMC Corporation 334,657
59,800 SoftBank Corporation 749,645
26,700 SoftBank Group Corporation 1,182,798
54,100 Sony Group Corporation 6,052,085
4,200 Sumco Corporation 77,432
147,700 Sumitomo Corporation 2,282,765
83,500 Sumitomo Mitsui Financial Group,
Inc. 3,007,751
40,600 Sumitomo Mitsui Trust Holdings,
Inc. 1,403,997
3,800 Taikisha, Ltd. 95,026
8,000 Taisei Corporation 262,249
18,600 Taiyo Holdings Company, Ltd. 548,748
4,300 Takara Standard Company, Ltd. 51,194
12,900 Takeda Pharmaceutical Company,
Ltd. 373,883
15,000 Terumo Corporation 547,558
42,500 Toagosei Company, Ltd. 419,123
7,700 Tokyo Electron, Ltd. 3,766,325
264,200 Toyota Motor Corporation 5,221,432
19,900 Tsubakimoto Chain Company 557,299
62,700 TV Asahi Holdings Corporation 815,473
10,500 Yuasa Trading Company, Ltd. 265,722
454,600 Z Holdings Corporation 2,308,762
Total 112,233,712
Jersey (<0.1%)
40,499 Breedon Group plc 46,569
Total 46,569
Luxembourg (0.8%)
62,558 ArcelorMittal SA 1,858,216
211,156 B&M European Value Retail SA 1,616,952
Shares Common Stock (99.0%) Value
Luxembourg (0.8%) - continued
51,112 Tenaris SA ADR $ 1,246,111
Total 4,721,279
Marshall Islands (<0.1%)
8,182 Atlas Corporation 118,312
Total 118,312
Netherlands (6.5%)
30,683 Aalberts NV 1,875,646
271,196 Aegon NV 1,529,943
74,222 Airbus SE
b
9,477,593
3,642 AMG Advanced Metallurgical
Group NV 125,340
14,363 ASML Holding NV 9,727,927
38,524 Euronext NV
c
3,714,168
10,120 Ferrari NV 2,332,371
29,715 ForFarmers BV 135,168
2,770 JDE Peet's BV 82,945
25,862 Koninklijke DSM NV 4,848,077
12,056 QIAGEN NV
b
595,952
883 RHI Magnesita NV 40,728
41,316 Unilever plc 2,110,297
Total 36,596,155
New Zealand (0.1%)
57,837 Contact Energy, Ltd. 299,812
38,307 Meridian Energy, Ltd. 110,422
3,201 Spark New Zealand, Ltd. 9,149
Total 419,383
Norway (1.7%)
263,491 DNB Bank ASA 6,271,139
52,345 DNO International ASA 76,857
96,739 Equinor ASA 2,666,884
24,545 Kahoot ! ASA
b
98,547
58,242 Norsk Hydro ASA 447,608
Total 9,561,035
Portugal (0.3%)
137,320 Galp Energia SGPS SA 1,514,121
Total 1,514,121
Singapore (1.7%)
392,944 Ascendas REIT 805,866
296,300 DBS Group Holdings, Ltd. 7,782,875
98,300 Oversea-Chinese Banking
Corporation, Ltd. 915,003
52,959 Wing Tai Holdings, Ltd. 69,252
Total 9,572,996
Spain (1.5%)
659,476 Banco Santander SA 2,312,509
196,551 CaixaBank SA 632,377
15,171 CIA De Distribucion Integral 306,938
7,455 Grifols SA 131,463
83,668 Industria de Diseno Textil SA 2,537,586
146,515 Mediaset Espana Comunicacion
SA
b
686,050
397,220 Telefonica SA 1,851,659
Total 8,458,582
Sweden (3.0%)
6,474 AB Industrivarden , Class A 204,656
86,816 AB Industrivarden , Class C 2,696,557

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Sweden (3.0%) - continued
77,516 Assa Abloy AB $ 2,122,552
38,508 Atlas Copco AB, Class A 2,279,137
14,317 Atlas Copco AB, Class B 732,212
9,305 Betsson AB 52,064
112,614 Granges AB 1,396,659
121,169 Hexpol AB 1,445,755
5,611 Holmen AB 272,525
8,642 Indutrade AB 214,994
2,765 L E Lundbergforetagen AB 141,282
2,199 Lundin Energy AB 89,429
41,310 Skandinaviska Enskilda Banken AB 534,008
74,359 SSAB AB, Class B
b
387,155
21,531 Stillfront Group AB
a,b
104,799
127,987 Svenska Handelsbanken AB 1,364,029
7,065 Svolder AB 54,248
106,536 Swedbank AB 2,085,784
13,110 Thule Group AB
c
632,773
Total 16,810,618
Switzerland (10.0%)
16,492 Baloise Holding AG 2,889,012
2,925 Banque Cantonale Vaudoise 241,849
17 Barry Callebaut AG 39,026
15,422 Coca-Cola HBC AG 510,786
38,126 Ferrexpo plc 125,213
1,058 Galenica AG
c
74,720
4,795 Geberit AG 3,257,870
62 Givaudan SA 256,861
491,118 Glencore Xstrata plc 2,558,536
150 Lindt & Spruengli AG 1,740,804
101,055 Nestle SA 13,050,079
135,802 Novartis AG 11,799,775
28,854 PSP Swiss Property AG 3,498,665
2,990 Roche Holding AG 1,157,128
14,672 Sika AG 5,133,355
7,794 Sonova Holding AG 2,776,535
4,736 Swiss Life Holding AG 3,048,138
7,077 Tecan Group AG 3,440,925
2,693 Temenos AG 322,796
733 Vontobel Holding AG 60,752
Total 55,982,825
United Kingdom (10.7%)
38,463 AstraZeneca plc 4,474,323
526,053 Auto Trader Group plc
c
4,766,903
39,410 Avacta Group plc
a,b
45,158
1,211,527 Barclays plc 3,250,307
73,264 Barratt Developments plc 609,339
10,688 Bellway plc 411,265
594,145 BP plc 3,080,001
10,458 Croda International plc 1,129,444
16,452 Dechra Pharmaceuticals plc 924,093
127,155 Diageo plc 6,416,416
41,754 Evraz plc 283,661
14,489 Greggs plc 525,477
204,349 Halma plc 6,926,139
58,687 Howden Joinery Group plc 647,461
362,582 HSBC Holdings plc 2,580,620
48,418 InterContinental Hotels Group plc
b
3,199,144
75,724 JD Sports Fashion plc 194,169
41,311 John Wood Group plc
b
124,360
142,201 Moneysupermarket.com Group plc 363,393
99,567 PageGroup plc 785,651
20,174 Paragon Banking Group plc 154,517
36,489 Petrofac, Ltd.
b
58,678
Shares Common Stock (99.0%) Value
United Kingdom (10.7%) - continued
33,181 Redde Northgate plc $ 172,929
125,595 RELX plc 3,863,352
3,764 Rightmove plc 33,174
9,233 Rio Tinto plc 650,791
47,394 Royal Mail plc 283,211
428,282 Shell plc 11,002,018
10,232 Spirax-Sarco Engineering plc 1,844,376
189,959 Standard Chartered plc 1,383,425
Total 60,183,795
Total Common Stock
(cost $477,291,323) 556,718,805
Shares
Collateral Held for Securities
Loaned ( 1.1% )
6,353,300 Thrivent Cash Management Trust 6,353,300
Total Collateral Held for
Securities Loaned
(cost $6,353,300) 6,353,300
Shares Preferred Stock ( 0.2% )
Germany (0.2%)
5,167 Volkswagen AG 1,076,136
Total 1,076,136
Total Preferred Stock
(cost $1,220,540) 1,076,136
Shares Short-Term Investments ( <0.1% )
Thrivent Core Short-Term Reserve
Fund
57,631 0.210% 576,313
Total Short-Term Investments
(cost $576,312) 576,313
Total Investments (cost
$485,441,475) 100.4% $564,724,554
Other Assets and Liabilities,
Net (0.4%) (2,388,161)
Total Net Assets 100.0% $562,336,393
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $10,537,015 or
1.9% of total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of January 31, 2022:
Securities Lending Transactions
Common Stock $ 6,115,851
Total lending $6,115,851
Gross amount payable upon return of
collateral for securities loaned $6,353,300
Net amounts due to counterparty $237,449

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 34,398,972 – 34,398,972 –
Consumer Discretionary 56,782,293 563,745 56,218,548 –
Consumer Staples 43,920,002 – 43,920,002 –
Energy 41,181,164 1,246,111 39,935,053 –
Financials 111,166,237 – 111,166,237 –
Health Care 60,133,135 – 60,133,135 –
Industrials 92,923,191 118,312 92,804,879 –
Information Technology 51,008,870 358,697 50,650,173 –
Materials 48,152,231 1,928,233 46,223,998 –
Real Estate 11,265,952 – 11,265,952 –
Utilities 5,786,758 – 5,786,758 –
Preferred Stock
Consumer Discretionary 1,076,136 – 1,076,136 –
Subtotal Investments in Securities $557,794,941 $4,215,098 $553,579,843 $–
Other Investments  * Total
Affiliated Short-Term Investments 576,313
Collateral Held for Securities Loaned 6,353,300
Subtotal Other Investments $6,929,613
Total Investments at Value $564,724,554
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 73,936 73,936 – –
Total Liability Derivatives $73,936 $73,936 $– $–
The following table presents International Equity Fund's futures contracts held as of January 31, 2022. Investments and/or cash totaling $551,369 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 17 March 2022 $ 1,973,941 ( $ 73,936)
Total Futures Long Contracts $ 1,973,941 ( $ 73,936)
Total Futures Contracts $ 1,973,941 ($73,936)

International Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $1,383 $13,702 $14,509 $576 58 <0.1%
Total Affiliated Short-Term Investments 1,383 576 <0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   9,020 33,725 36,392 6,353 6,353 1.1
Total Collateral Held for Securities Loaned 9,020 6,353 1.1
Total Value $10,403 $6,929
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 31
Total Affiliated Income from Securities Loaned, Net $31
Total $– $ – $1

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (9.3%)
121,379 Activision Blizzard, Inc. $ 9,590,155
1,289 Alphabet, Inc., Class C
a
3,498,307
562,029 AT&T, Inc. 14,331,740
21,077 Charter Communications, Inc.
a
12,505,827
142,695 Comcast Corporation 7,133,323
82,453 Electronic Arts, Inc. 10,938,215
5,098 RingCentral, Inc.
a
899,746
22,407 Take-Two Interactive Software,
Inc.
a
3,659,959
16,473 T-Mobile US, Inc.
a
1,781,885
641,078 Verizon Communications, Inc. 34,124,582
594 Walt Disney Company
a
84,924
Total 98,548,663
Consumer Discretionary (7.1%)
270 AutoZone, Inc.
a
536,314
19,570 Dollar General Corporation 4,079,954
27,149 Home Depot, Inc. 9,963,140
82,984 McDonald's Corporation 21,530,199
10,032 Netflix, Inc.
a
4,285,068
23,061 O'Reilly Automotive, Inc.
a
15,030,007
82,007 Target Corporation 18,076,803
33,127 TJX Companies, Inc. 2,384,150
Total 75,885,635
Consumer Staples (13.8%)
85,522 Church & Dwight Company, Inc. 8,778,833
10,085 Clorox Company 1,692,868
166,763 Coca-Cola Company 10,174,211
176,355 Colgate-Palmolive Company 14,540,470
22,679 Costco Wholesale Corporation 11,455,843
7,205 General Mills, Inc. 494,839
18,322 Hershey Company 3,610,717
5,041 Kellogg Company 317,583
686,238 Kroger Company 29,913,114
3,079 McCormick & Company, Inc. 308,854
238,261 Mondelez International, Inc. 15,970,635
43,608 Monster Beverage Corporation
a
3,781,686
76,401 PepsiCo, Inc. 13,257,102
69,802 Philip Morris International, Inc. 7,179,136
100,653 Procter & Gamble Company 16,149,774
62,737 Walmart, Inc. 8,771,260
Total 146,396,925
Financials (5.6%)
24,433 Aon plc 6,754,258
20,501 Arthur J. Gallagher & Company 3,237,928
15,162 Berkshire Hathaway, Inc.
a
4,746,009
7,433 BlackRock, Inc. 6,116,913
3,204 Cboe Global Markets, Inc. 379,770
18,299 FactSet Research Systems, Inc. 7,720,165
5,412 Hanmi Financial Corporation 145,475
15,298 Intercontinental Exchange, Inc. 1,937,645
77,872 Marsh & McLennan Companies,
Inc. 11,964,254
432 Midland States Bancorp, Inc. 12,472
22,794 Moody's Corporation 7,818,342
27,043 Nasdaq, Inc. 4,846,376
25,475 T. Rowe Price Group, Inc. 3,934,104
Total 59,613,711
Health Care (18.7%)
67,532 Abbott Laboratories 8,607,629
66,336 Agilent Technologies, Inc. 9,241,931
38,457 Amgen, Inc. 8,735,123
Shares Common Stock (99.8%) Value
Health Care (18.7%) - continued
203,154 Baxter International, Inc. $ 17,357,478
25,297 Becton, Dickinson and Company 6,428,980
1,278 Chemed Corporation 599,267
19,389 Danaher Corporation 5,541,182
38,436 Eli Lilly and Company 9,431,810
234,745 Gilead Sciences, Inc. 16,122,287
157,192 Johnson & Johnson 27,082,610
10,240 Masimo Corporation
a
2,251,469
15,083 Medtronic plc 1,560,940
217,557 Merck & Company, Inc. 17,726,544
30,046 Regeneron Pharmaceuticals, Inc.
a
18,285,695
7,668 Repligen Corporation
a
1,520,871
29,395 Seagen , Inc.
a
3,953,921
35,072 UnitedHealth Group, Inc. 16,573,975
56,857 Vertex Pharmaceuticals, Inc.
a
13,819,094
7,229 Waters Corporation
a
2,314,147
10,462 West Pharmaceutical Services,
Inc. 4,113,868
37,557 Zoetis, Inc. 7,503,513
Total 198,772,334
Industrials (10.2%)
11,928 3M Company 1,980,286
46,594 AMETEK, Inc. 6,372,661
8,093 Expeditors International of
Washington, Inc. 926,487
10,556 Honeywell International, Inc. 2,158,491
30,643 IDEX Corporation 6,601,728
9,907 JB Hunt Transport Services, Inc. 1,907,494
16,051 L3Harris Technologies, Inc. 3,359,314
34,173 Landstar System, Inc. 5,467,680
32,753 Linde plc 10,437,726
86,343 Republic Services, Inc. 11,022,547
41,012 Union Pacific Corporation 10,029,484
26,189 United Parcel Service, Inc. 5,295,678
116,838 Verisk Analytics, Inc. 22,915,437
21,241 Waste Connections, Inc. 2,648,753
110,330 Waste Management, Inc. 16,598,045
Total 107,721,811
Information Technology (23.6%)
82,076 Accenture plc 29,020,432
39,435 Adobe, Inc.
a
21,070,120
7,519 Amphenol Corporation 598,437
52,339 Analog Devices, Inc. 8,582,026
32,481 Apple, Inc. 5,677,029
31,518 Automatic Data Processing, Inc. 6,498,066
16,922 Broadridge Financial Solutions,
Inc. 2,694,321
59,073 Cadence Design Systems, Inc.
a
8,987,366
70,389 Cisco Systems, Inc. 3,918,556
19,374 Fidelity National Information
Services, Inc. 2,323,330
67,625 Intel Corporation 3,301,452
2,872 Intuit, Inc. 1,594,621
92,542 Jack Henry & Associates, Inc. 15,529,473
106,311 Keysight Technologies, Inc.
a
17,947,423
10,727 Mastercard , Inc. 4,144,698
93,890 Microsoft Corporation 29,197,912
919 Monolithic Power Systems, Inc. 370,293
13,220 Motorola Solutions, Inc. 3,066,247
18,445 Oracle Corporation 1,496,996
126,258 Paychex, Inc. 14,868,142
7,850 ServiceNow , Inc.
a
4,598,373
26,908 Synopsys, Inc.
a
8,354,934

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (23.6%) - continued
57,497 Texas Instruments, Inc. $ 10,320,137
30,560 Tyler Technologies, Inc.
a
14,479,328
18,177 VeriSign, Inc.
a
3,947,681
77,599 Visa, Inc. 17,550,566
35,211 Zoom Video Communications,
Inc.
a
5,432,353
17,017 Zscaler , Inc.
a
4,375,241
Total 249,945,553
Materials (0.5%)
36,275 Royal Gold, Inc. 3,683,726
4,278 Sherwin-Williams Company 1,225,690
Total 4,909,416
Real Estate (2.9%)
541 Extra Space Storage, Inc. 107,221
129,961 National Storage Affiliates Trust 8,000,399
62,019 Public Storage, Inc. 22,235,672
Total 30,343,292
Utilities (8.1%)
25,005 American States Water Company 2,306,211
7,949 American Water Works Company,
Inc. 1,278,199
369,921 Consolidated Edison, Inc. 31,979,671
94,124 Entergy Corporation 10,520,240
43,587 NextEra Energy, Inc. 3,405,016
531,273 NiSource, Inc. 15,502,546
149,036 Sempra Energy 20,590,814
Total 85,582,697
Total Common Stock
(cost $871,859,195) 1,057,720,037
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
95,345 0.210% 953,445
Total Short-Term Investments
(cost $953,445) 953,445
Total Investments (cost
$872,812,640) 99.9% $1,058,673,482
Other Assets and Liabilities, Net
0.1% 1,174,614
Total Net Assets 100.0% $1,059,848,096
a Non-income producing security.

Low Volatility Equity Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 98,548,663 98,548,663 – –
Consumer Discretionary 75,885,635 75,885,635 – –
Consumer Staples 146,396,925 146,396,925 – –
Financials 59,613,711 59,613,711 – –
Health Care 198,772,334 198,772,334 – –
Industrials 107,721,811 107,721,811 – –
Information Technology 249,945,553 249,945,553 – –
Materials 4,909,416 4,909,416 – –
Real Estate 30,343,292 30,343,292 – –
Utilities 85,582,697 85,582,697 – –
Subtotal Investments in Securities $1,057,720,037 $1,057,720,037 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 953,445
Subtotal Other Investments $953,445
Total Investments at Value $1,058,673,482
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2021
Gross
Purchases
Gross
Sales
Value
1/31/2022
Shares Held at
1/31/2022
% of Net
Assets
1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $1,211 $6,895 $7,153 $953 95 0.1%
Total Affiliated Short-Term Investments 1,211 953 0.1
Total Value $1,211 $953
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2021
- 1/31/2022
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.210% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Total $– $– $–

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 1.3% )
a
Value
AXIS Equipment Finance
Receivables X, LLC
$ 12,750,000
0.335% ,1/20/2023, Ser.
2022-1A
b
$ 12,748,329
Carvana Auto Receivables Trust
3,794,467
0.158% ,10/11/2022, Ser.
2021-P3 3,794,012
Dell Equipment Finance Trust
10,467,943
0.182% ,9/22/2022, Ser.
2021-2
b
10,463,679
DLLAD, LLC
894,513
0.158% ,8/22/2022, Ser.
2021-1A
b
894,406
DLLMT, LLC
13,908,678
0.229% ,10/20/2022, Ser.
2021-1A
b
13,902,778
Enterprise Fleet Financing, LLC
4,671,690
0.175% ,7/20/2022, Ser.
2021-2
b
4,670,650
Exeter Automobile Receivables
Trust
1,056,285
0.185% ,11/15/2022, Ser.
2021-4A 1,056,184
HPEFS Equipment Trust
3,511,610
0.138% ,6/20/2022, Ser.
2021-2A
b
3,511,115
Kubota Credit Owner Trust
6,401,956
0.165% ,8/15/2022, Ser.
2021-2A
b
6,400,589
MMAF Equipment Finance, LLC
464,923
0.182% ,5/13/2022, Ser.
2021-A
b
464,897
Pawnee Equipment Receivables
15,448,701
0.302% ,10/17/2022, Ser.
2021-1
b
15,439,833
Prestige Auto Receivables Trust
7,525,471
0.188% ,11/15/2022, Ser.
2021-1A
b
7,524,173
Santander Drive Auto Receivables
Trust
934,894
0.168% ,11/15/2022, Ser.
2021-4 934,802
Westlake Automobile Receivables
Trust
12,231,987
0.228% ,11/15/2022, Ser.
2021-3A
b
12,229,373
Total 94,034,820
Principal
Amount Basic Materials ( 4.1% )
a
Value
BASF SE
25,000,000 0.150% ,2/22/2022
b
24,998,243
25,000,000 0.150% ,2/25/2022
b
24,997,847
25,000,000 0.150% ,2/28/2022
b
24,997,394
Ecolab, Inc.
25,000,000 0.230% ,2/14/2022
b
24,998,017
25,000,000 0.160% ,2/15/2022
b
24,997,813
25,000,000 0.220% ,3/14/2022
b
24,991,892
Nutrien , Ltd.
25,000,000 0.220% ,2/8/2022
b
24,998,856
20,000,000 0.220% ,2/14/2022
b
19,998,102
25,000,000 0.220% ,2/18/2022
b
24,996,775
Sherwin-Williams Company
25,000,000 0.190% ,2/7/2022
b
24,999,125
25,000,000 0.200% ,2/15/2022
b
24,998,125
Principal
Amount Basic Materials (4.1%)
a
Value
$ 25,000,000 0.200% ,2/16/2022
b
$ 24,997,989
Total 294,970,178
Principal
Amount Capital Goods ( 4.0% )
a
Value
Amcor Finance USA, Inc.
10,000,000 0.270% ,2/2/2022
b,c
9,999,915
25,000,000 0.300% ,2/3/2022
b,c
24,999,679
25,000,000 0.230% ,2/17/2022
b,c
24,997,462
Amcor Flexibles North America,
Inc.
10,000,000 0.220% ,2/9/2022
b,c
9,999,518
15,000,000 0.210% ,2/14/2022
b,c
14,998,693
15,000,000 0.220% ,2/18/2022
b,c
14,998,215
25,000,000 0.220% ,2/25/2022
b,c
24,995,538
Amphenol Corporation
25,000,000 0.150% ,2/2/2022
b
24,999,857
25,000,000 0.150% ,2/3/2022
b
24,999,783
Caterpillar Financial Services
Corporation
23,000,000
0.891% (LIBOR 3M +
0.735%),5/13/2022
d
23,043,555
5,149,000
0.770% (LIBOR 3M +
0.590%),6/6/2022
d
5,156,944
Honeywell International, Inc.
6,272,000 0.483% ,8/19/2022 6,272,501
John Deere Capital Corporation
5,000,000
0.691% (LIBOR 3M +
0.490%),6/13/2022
d
5,006,265
25,355,000
0.670% (LIBOR 3M +
0.480%),9/8/2022
d
25,421,648
Waste Management, Inc.
25,000,000 0.270% ,2/1/2022
b,c
24,999,895
25,000,000 0.280% ,2/9/2022
b,c
24,998,919
Total 289,888,387
Principal
Amount Communications Services ( 1.7% )
a
Value
AT&T, Inc.
25,000,000 0.300% ,3/2/2022
b
24,994,792
25,701,000 0.240% ,3/22/2022
b
25,690,648
Verizon Communications, Inc.
25,000,000 0.200% ,3/1/2022
b
24,995,026
25,000,000 0.230% ,3/7/2022
b
24,993,632
25,000,000 0.230% ,3/8/2022
b
24,993,400
Total 125,667,498
Principal
Amount Consumer Cyclical ( 8.4% )
a
Value
BMW Finance NV
27,000,000
0.944% (LIBOR 3M +
0.790%),8/12/2022
b,d
27,085,650
BMW US Capital, LLC
12,000,000
0.856% (LIBOR 3M +
0.640%),4/6/2022
b,d
12,006,559
Charta, LLC
25,000,000 0.120% ,2/1/2022
b,c
24,999,944
25,000,000 0.220% ,4/6/2022
b,c
24,989,483
13,975,000 0.220% ,4/13/2022
b,c
13,967,957
10,000,000 0.290% ,5/3/2022
b,c
9,992,308
15,000,000 0.300% ,5/5/2022
b,c
14,988,211
25,000,000 0.290% ,5/9/2022
b,c
24,979,379

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Consumer Cyclical (8.4%)
a
Value
Daimler Finance North America,
LLC
$ 55,151,000
1.056% (LIBOR 3M +
0.900%),2/15/2022
b,d
$ 55,167,543
Home Depot, Inc.
20,000,000
0.481% (LIBOR 3M +
0.310%),3/1/2022
d
20,004,081
Hyundai Capital America
27,075,000 0.200% ,2/1/2022
b,c
27,074,909
25,000,000 0.200% ,2/22/2022
b,c
24,996,960
25,000,000 0.260% ,3/11/2022
b,c
24,992,985
25,000,000 0.240% ,3/14/2022
b,c
24,992,067
23,000,000 0.350% ,4/12/2022
b,c
22,984,169
Toyota Financial Services de Puerto
Rico, Inc.
25,000,000 0.170% ,2/24/2022 24,998,117
25,000,000 0.220% ,3/14/2022 24,995,450
25,000,000 0.300% ,5/3/2022 24,978,661
Toyota Motor Credit Corporation
20,065,000
0.306% (LIBOR 3M +
0.150%),2/14/2022
d
20,065,401
25,000,000 0.320% ,4/27/2022
c
24,977,843
7,900,000
0.558% (LIBOR 3M +
0.400%),5/17/2022
d
7,907,379
21,092,000
0.670% (LIBOR 3M +
0.480%),9/8/2022
d
21,124,845
VW Credit, Inc.
20,000,000 0.170% ,2/9/2022
b,c
19,999,135
15,000,000 0.180% ,2/11/2022
b,c
14,999,152
19,000,000 0.200% ,2/14/2022
b,c
18,998,493
22,250,000 0.220% ,2/17/2022
b,c
22,247,741
10,000,000 0.220% ,2/23/2022
b,c
9,998,524
25,000,000 0.230% ,2/25/2022
b,c
24,995,885
Total 613,508,831
Principal
Amount Consumer Non-Cyclical ( 3.3% )
a
Value
Avery Dennison Corporation
25,000,000 0.380% ,2/8/2022
b
24,999,083
5,000,000 0.380% ,2/9/2022
b
4,999,788
Bristol-Myers Squibb Company
23,779,000
0.535% (LIBOR 3M +
0.380%),5/16/2022
d
23,795,957
Danaher Corporation
25,000,000 0.200% ,2/17/2022
b,c
24,997,698
Nestle Finance International, Ltd.
25,000,000 0.120% ,2/11/2022
b,c
24,999,580
PepsiCo, Inc.
20,000,000
0.497% (LIBOR 3M +
0.365%),5/2/2022
d
20,021,722
Stanley Black & Decker, Inc.
5,000,000 0.200% ,2/1/2022
b
4,999,986
25,000,000 0.180% ,3/1/2022
b
24,996,214
6,000,000 0.220% ,3/7/2022
b
5,998,851
25,000,000 0.210% ,3/11/2022
b
24,994,529
25,000,000 0.200% ,3/31/2022
b
24,989,880
Thermo Fisher Scientific, Inc.
4,200,000 0.360% ,3/1/2022
b
4,199,164
25,000,000 0.360% ,3/3/2022
b
24,994,575
Total 238,987,027
Principal
Amount Energy ( 2.9% )
a
Value
BP Capital Markets plc
25,000,000 0.180% ,3/7/2022
b,c
24,996,354
Principal
Amount Energy (2.9%)
a
Value
$ 25,000,000 0.180% ,3/8/2022
b,c
$ 24,996,250
25,000,000 0.180% ,3/11/2022
b,c
24,995,937
Chevron Corporation
10,000,000
0.655% (LIBOR 3M +
0.480%),3/3/2022
d
10,003,094
Chevron USA, Inc.
20,380,000
0.264% (LIBOR 3M +
0.110%),8/12/2022
d
20,388,816
Exxon Mobil Corporation
17,346,000
0.550% (LIBOR 3M +
0.370%),3/6/2022
d
17,351,118
Suncor Energy, Inc.
15,000,000 0.220% ,2/3/2022
b,c
14,999,808
25,000,000 0.220% ,2/4/2022
b,c
24,999,567
19,000,000 0.220% ,2/7/2022
b,c
18,999,409
2,471,000 0.240% ,2/11/2022
b,c
2,470,860
20,000,000 0.240% ,2/18/2022
b,c
19,997,820
Total 204,199,033
Principal
Amount Financials ( 42.4% )
a
Value
Alexandria Real Estate Equities,
Inc.
8,365,000 0.300% ,2/2/2022
b,c
8,364,926
20,000,000 0.260% ,2/9/2022
b,c
19,999,190
25,000,000 0.260% ,2/16/2022
b,c
24,998,022
AllianceBernstein , LP
20,000,000 0.180% ,2/24/2022
b
19,998,773
Alpine Securitization, LLC
25,000,000 0.260% 0,4/12/2022
b,c,d
24,999,061
Atlantic Asset Securitization, LLC.
7,895,000 0.160% ,2/23/2022
b,c
7,894,511
Australia & New Zealand Banking
Group, Ltd.
15,000,000
0.228% (LIBOR 3M +
0.030%),3/9/2022
b,d
15,001,855
25,000,000
0.868% (LIBOR 3M +
0.710%),5/19/2022
b,d
25,049,586
5,660,000
0.650% (LIBOR 3M +
0.490%),11/21/2022
b,d
5,679,596
Bank of Montreal Chicago
10,000,000
0.174% (LIBOR 3M +
0.020%),2/11/2022
d
10,000,100
10,000,000
0.261% (LIBOR 3M +
0.050%),3/16/2022
d
10,001,495
15,000,000
0.230% (LIBOR 3M +
0.050%),6/6/2022
d
15,004,115
Bank of Nova Scotia
21,958,000
0.828% (LIBOR 3M +
0.640%),3/7/2022
d
21,971,551
4,400,000
1.198% (LIBOR 3M +
1.000%),3/14/2022
d
4,403,320
15,000,000
0.210% (SOFRRATE +
0.160%),7/18/2022
d
15,001,539
Barclays Bank plc
7,325,000 0.170% ,2/7/2022
b,c
7,324,886
25,000,000 0.220% ,3/30/2022
b,c
24,991,461
25,000,000 0.220% ,3/31/2022
b,c
24,991,150
25,000,000 0.230% ,4/12/2022
b,c
24,987,723
Barton Capital SA
7,500,000 0.170% ,2/1/2022
b,c
7,499,983
25,000,000 0.150% ,2/9/2022
b,c
24,999,487
24,150,000 0.210% ,2/18/2022
b,c
24,148,913
25,000,000 0.260% ,3/28/2022
b,c
24,991,678
25,000,000 0.240% ,4/6/2022
b,c
24,988,941

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (42.4%)
a
Value
BNP Paribas SA
$ 2,000,000 0.220% ,2/1/2022 $ 2,000,008
25,000,000 0.075% ,2/3/2022 24,999,875
BPCE SA
8,000,000
0.489% (SOFRRATE +
0.440%),2/17/2022
b,d
8,001,200
22,232,000
1.051% (LIBOR 3M +
0.880%),5/31/2022
d
22,277,117
Canadian Imperial Bank of
Commerce
26,175,000
0.931% (LIBOR 3M +
0.720%),6/16/2022
d
26,235,375
15,000,000
0.180% (FEDL 1M +
0.100%),7/26/2022
d
14,995,598
10,000,000
0.210% (SOFRRATE +
0.160%),9/7/2022
d
10,001,884
25,000,000
0.300% (SOFRRATE +
0.250%),12/23/2022
d
25,002,486
Capital One Financial Corporation
5,750,000 3.050% ,3/9/2022 5,752,945
Chariot Funding, LLC
10,000,000 0.120% ,2/9/2022
b
9,999,795
25,000,000 0.200% ,3/30/2022
b
24,991,421
25,000,000 0.210% ,4/4/2022
b
24,990,025
Charles Schwab Corporation
25,000,000 0.195% ,3/10/2022
b
24,997,071
17,750,000 0.350% ,6/16/2022
b
17,726,061
Ciesco , LLC
19,760,000 0.400% ,6/3/2022
b,c
19,738,598
Citigroup, Inc.
8,935,000 2.750% ,4/25/2022 8,966,273
Commonwealth Bank of Australia
9,283,000
0.901% (LIBOR 3M +
0.700%),3/10/2022
b,d
9,289,493
11,500,000 2.750% ,3/10/2022
b
11,527,493
5,800,000
0.894% (LIBOR 3M +
0.680%),9/18/2022
b,d
5,821,639
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
10,790,000 3.875% ,2/8/2022 10,795,519
Cooperatieve Rabobank UA/NY
4,500,000 0.190% ,5/9/2022 4,499,374
10,000,000 2.750% ,1/10/2023 10,161,838
CRC Funding, LLC
25,000,000 0.290% ,5/4/2022
b,c
24,980,560
Credit Agricole Corporate and
Investment Bank
15,000,000
0.200% (SOFRRATE +
0.150%),7/15/2022
d
15,001,374
Credit Suisse AG
27,250,000
0.500% (SOFRRATE +
0.450%),2/4/2022
d
27,250,466
Dealers Capital Access Trust, LLC
25,000,000 0.100% ,2/8/2022 24,999,389
15,000,000 0.160% ,2/14/2022 14,999,358
21,000,000 0.290% ,4/21/2022 20,988,660
25,000,000 0.320% ,5/2/2022 24,982,748
Erste Abwicklungsanstalt
25,000,000 0.190% ,4/14/2022
b
24,990,621
FMS Wertmanagement
25,000,000 0.140% ,2/8/2022
b
24,999,550
25,000,000 0.140% ,2/23/2022
b
24,998,451
Goldman Sachs Bank USA
25,000,000
0.160% (SOFRRATE +
0.110%),2/3/2022
d
25,000,187
Principal
Amount Financials (42.4%)
a
Value
$ 25,000,000 0.170% ,2/4/2022 $ 25,000,222
6,000,000 0.180% ,5/13/2022 5,997,071
15,000,000
0.220% (SOFRRATE +
0.170%),7/26/2022
d
14,998,461
25,000,000
0.209% (SOFRRATE +
0.160%),9/8/2022
d
24,991,910
25,000,000
0.299% (SOFRRATE +
0.250%),11/25/2022
d
25,000,206
25,000,000
0.349% (SOFRRATE +
0.300%),2/17/2023
d
24,998,410
Goldman Sachs International
25,000,000 0.230% ,3/1/2022
b
24,997,664
Gotham Funding Corporation
24,500,000 0.200% ,3/31/2022
b,c
24,490,885
Healthpeak Properties, Inc.
7,000,000 0.260% ,2/15/2022
b
6,999,300
14,000,000 0.250% ,2/22/2022
b
13,997,784
21,430,000 0.260% ,2/23/2022
b
21,426,427
23,000,000 0.290% ,3/1/2022
b
22,994,868
25,000,000 0.270% ,3/2/2022
b
24,994,167
25,000,000 0.280% ,3/15/2022
b
24,990,743
10,000,000 0.280% ,3/16/2022
b
9,996,174
ING Groep NV
6,700,000
1.370% (LIBOR 3M +
1.150%),3/29/2022
d
6,711,450
Intercontinental Exchange, Inc.
15,000,000 0.160% ,2/3/2022
b
14,999,730
15,000,000 0.180% ,2/14/2022
b
14,998,540
16,915,000 0.180% ,2/15/2022
b
16,913,212
25,000,000 0.200% ,2/17/2022
b
24,996,995
15,000,000 0.210% ,2/22/2022
b
14,997,648
KeyBank NA
5,000,000 3.300% ,2/1/2022 5,000,000
Lime Funding, LLC
20,004,000 0.140% ,2/7/2022
b
20,003,689
15,000,000 0.150% ,2/9/2022
b
14,999,692
25,000,000 0.260% ,4/7/2022
b
24,988,450
LMA Americas, LLC
15,105,000 0.310% ,5/5/2022
b,c
15,093,128
Macquarie Bank, Ltd.
25,000,000 0.305% ,5/2/2022
b
24,980,283
Met Tower Global Funding
5,875,000
0.599% (SOFRRATE +
0.550%),1/17/2023
b,d
5,894,899
MetLife Short Term Funding, LLC
15,000,000 0.140% ,2/14/2022
b
14,999,656
25,000,000 0.140% ,3/15/2022
b
24,996,984
Metropolitan Life Global Funding I
9,050,000 2.650% ,4/8/2022
b
9,087,452
14,325,000 3.875% ,4/11/2022
b
14,412,853
9,800,000
0.619% (SOFRRATE +
0.570%),1/13/2023
b,d
9,833,036
Mitsubishi UFJ Finance Group
25,689,000 3.218% ,3/7/2022 25,761,977
Mitsubishi UFJ Trust & Banking
Corporation
25,000,000 0.190% ,2/17/2022 25,001,050
15,000,000 0.270% ,4/19/2022
b
14,992,785
Mizuho Financial Group, Inc.
5,344,000
1.116% (LIBOR 3M +
0.940%),2/28/2022
d
5,347,313
Mizuho Securities USA, LLC
10,000,000 0.180% ,2/14/2022
b
9,999,500

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (42.4%)
a
Value
National Australia Bank, Ltd.
$ 9,000,000
0.135% (SOFRRATE +
0.085%),2/16/2022
b,d
$ 9,000,252
25,000,000
0.140% (FEDL 1M +
0.060%),3/15/2022
b,d
24,999,698
25,000,000
0.260% (LIBOR 3M +
0.040%),3/25/2022
b,d
25,003,571
10,000,000
0.880% (LIBOR 3M +
0.720%),5/22/2022
b,d
10,017,826
10,000,000
0.180% (SOFRRATE +
0.130%),8/31/2022
b,d
9,994,646
17,380,000
0.611% (LIBOR 3M +
0.410%),12/13/2022
b,d
17,435,944
New York Life Global Funding
20,801,000
0.721% (LIBOR 3M +
0.520%),6/10/2022
b,d
20,832,759
22,350,000
0.678% (LIBOR 3M +
0.440%),7/12/2022
b,d
22,378,983
25,000,000
0.511% (LIBOR 3M +
0.280%),1/10/2023
b,d
25,026,024
Nieuw Amsterdam Receivables
Corporation
5,625,000 0.160% ,2/2/2022
b,c
5,624,975
6,000,000 0.170% ,2/11/2022
b,c
5,999,844
Nordea Bank Abp
10,000,000
0.256% (LIBOR 3M +
0.020%),4/11/2022
d
10,000,351
25,000,000
0.188% (LIBOR 3M +
0.030%),8/19/2022
d
25,005,430
Old Line Funding, LLC
25,000,000
0.150% (FEDL 1M +
0.070%),2/16/2022
b,c,d
25,000,000
25,000,000
0.152% (LIBOR 1M +
0.050%),5/2/2022
b,c,d
24,997,908
PNC Bank NA
8,445,000
0.768% (LIBOR 3M +
0.500%),7/27/2022
d
8,460,476
5,205,000
0.495% (LIBOR 3M +
0.325%),2/24/2023
d
5,211,490
Pricoa Short Term Funding, LLC
10,000,000 0.240% ,4/20/2022
b
9,994,273
25,000,000 0.270% ,5/16/2022
b
24,978,490
Realty Income Corporation
19,650,000 0.360% ,2/1/2022 19,649,918
26,000,000 0.290% ,3/10/2022 25,992,618
25,000,000 0.330% ,3/24/2022 24,989,131
25,000,000 0.330% ,3/28/2022 24,987,906
25,000,000 0.350% ,4/13/2022 24,982,400
Regatta Funding Company, LLC
25,000,000 0.180% ,2/2/2022
b,c
24,999,852
25,000,000 0.230% ,4/7/2022
b,c
24,987,808
Royal Bank of Canada
10,000,000
0.862% (LIBOR 3M +
0.730%),2/1/2022
d
10,000,000
15,000,000
0.178% (LIBOR 3M +
0.020%),2/17/2022
d
15,000,303
25,000,000
0.251% (LIBOR 3M +
0.050%),3/11/2022
d
25,003,700
5,200,000
0.769% (LIBOR 3M +
0.470%),4/29/2022
d
5,205,264
15,000,000
0.190% (LIBOR 3M +
0.030%),5/20/2022
b,d
15,002,056
15,000,000
0.218% (LIBOR 3M +
0.030%),6/7/2022
d
15,004,014
Principal
Amount Financials (42.4%)
a
Value
$ 10,000,000
0.182% (LIBOR 3M +
0.050%),8/1/2022
b,d
$ 10,003,423
25,000,000
0.300% (SOFRRATE +
0.250%),1/11/2023
d
24,999,281
30,190,000
0.601% (LIBOR 3M +
0.360%),1/17/2023
d
30,233,494
Simon Property Group, LP
25,000,000 0.202% ,2/14/2022
b
24,998,017
13,485,000 0.260% ,2/22/2022
b
13,483,113
Skandinaviska Enskilda Banken AB
28,469,000
0.846% (LIBOR 3M +
0.645%),12/12/2022
b,d
28,589,782
Suncorp- Metway , Ltd.
15,000,000 0.210% ,3/28/2022
b
14,993,210
25,000,000 0.270% ,4/20/2022
b
24,980,744
Svenska Handelsbanken AB
25,000,000
0.178% (LIBOR 3M +
0.020%),2/17/2022
b,d
25,000,505
Svenska Handelsbanken NY
15,000,000
0.154% (LIBOR 3M +
0.010%),2/8/2022
d
15,000,057
25,000,000
0.164% (LIBOR 3M +
0.010%),2/11/2022
d
25,000,188
25,000,000
0.176% (LIBOR 3M +
0.030%),5/10/2022
d
25,003,981
5,200,000
0.289% (LIBOR 3M +
0.030%),7/22/2022
d
5,201,706
25,000,000
0.240% (SOFRRATE +
0.200%),8/23/2022
d
25,003,390
15,000,000
0.288% (LIBOR 3M +
0.040%),10/19/2022
d
15,000,811
Swedbank AB
25,000,000 0.125% ,3/7/2022 24,997,448
9,500,000
0.898% (LIBOR 3M +
0.700%),3/14/2022
b,d
9,506,935
15,000,000
0.190% (LIBOR 3M +
0.030%),8/18/2022
d
15,002,466
15,000,000
0.231% (LIBOR 3M +
0.030%),9/13/2022
d
15,000,891
Thunder Bay Funding, LLC
25,000,000
0.150% (FEDL 1M +
0.070%),3/16/2022
b,c,d
24,999,708
25,000,000
0.275% (LIBOR 3M +
0.020%),4/21/2022
b,c,d
25,000,504
Toronto-Dominion Bank
25,000,000
0.166% (LIBOR 3M +
0.020%),2/10/2022
b,d
25,000,201
15,000,000
0.176% (LIBOR 3M +
0.020%),2/14/2022
d
15,000,233
25,000,000
0.180% (LIBOR 3M +
0.020%),2/18/2022
d
25,000,534
15,000,000
0.250% (SOFRRATE +
0.210%),6/3/2022
b,d
15,005,473
10,000,000
0.190% (FEDL 1M +
0.110%),8/12/2022
d
9,997,349
Toronto-Dominion Holdings USA,
Inc.
15,000,000 0.500% ,6/14/2022
b
14,973,814
Truist Bank
5,000,000
0.748% (LIBOR 3M +
0.590%),5/17/2022
d
5,004,482
Truist Financial Corporation
12,105,000 2.750% ,4/1/2022 12,127,463

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (42.4%)
a
Value
U.S. Bank NA
$ 20,000,000
0.604% (LIBOR 3M +
0.440%),5/23/2022
d
$ 20,012,019
5,000,000
0.598% (LIBOR 3M +
0.400%),12/9/2022
d
5,005,948
UBS Group AG
23,565,000
1.662% (LIBOR 3M +
1.530%),2/1/2022
b,d
23,565,000
UBS Group Funding Jersey, Ltd.
25,559,000 2.650% ,2/1/2022
b
25,559,000
UDR, Inc.
20,000,000 0.240% ,3/1/2022
b,c
19,996,021
25,000,000 0.250% ,3/2/2022
b,c
24,994,792
Victory Receivables Corporation
25,000,000 0.170% ,2/1/2022
b,c
24,999,945
26,247,000 0.197% ,3/31/2022
b,c
26,237,666
Westpac Banking Corporation
15,000,000
0.155% (LIBOR 3M +
0.010%),2/4/2022
b,d
15,000,013
25,000,000
0.164% (LIBOR 3M +
0.010%),2/11/2022
d
25,000,188
20,000,000
0.930% (LIBOR 3M +
0.710%),6/28/2022
d
20,052,677
25,000,000 0.380% ,7/6/2022
b,c
24,952,983
10,000,000
0.180% (SOFRRATE +
0.130%),9/1/2022
d
9,997,576
4,000,000
0.806% (LIBOR 3M +
0.570%),1/11/2023
d
4,019,280
26,046,000
0.634% (LIBOR 3M +
0.390%),1/13/2023
d
26,130,477
Westpac Banking Corporation NY
15,000,000
0.240% (SOFRRATE +
0.190%),1/12/2023
d
14,994,962
Total 3,068,534,588
Principal
Amount Foreign ( 1.4% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
15,000,000 0.160% ,3/7/2022
b
14,998,440
25,000,000 0.210% ,4/19/2022
b
24,987,650
25,000,000 0.265% ,4/20/2022
b
24,987,327
25,000,000 0.270% ,4/26/2022
b
24,985,420
11,008,000 0.300% ,5/27/2022
b
10,996,330
Total 100,955,167
Principal
Amount Technology ( 1.2% )
a
Value
Apple, Inc.
36,758,000
0.643% (LIBOR 3M +
0.500%),2/9/2022
d
36,762,043
22,320,000
0.500% (LIBOR 3M +
0.350%),5/11/2022
d
22,339,418
Intel Corporation
30,000,000
0.504% (LIBOR 3M +
0.350%),5/11/2022
d
30,022,764
Total 89,124,225
Principal
Amount Transportation ( 1.1% )
a
Value
Union Pacific Corporation
25,000,000 0.200% ,2/4/2022
b
24,999,639
15,000,000 0.200% ,2/7/2022
b
14,999,621
15,000,000 0.200% ,2/8/2022
b
14,999,566
Principal
Amount Transportation (1.1%)
a
Value
$ 25,000,000 0.200% ,2/14/2022
b
$ 24,998,736
Total 79,997,562
Principal
Amount
U.S. Government & Agencies
( 5.7% )
a
Value
Federal Agricultural Mortgage
Corporation
65,745,000
0.060% (LIBOR 3M +
-0.100%),2/18/2022
d
65,746,930
22,885,000
0.078% (LIBOR 3M +
-0.100%),2/25/2022
d
22,886,363
Federal Farm Credit Bank
8,225,000
0.193% (LIBOR 1M +
0.080%),7/13/2022
d
8,228,811
16,200,000
0.184% (LIBOR 1M +
0.080%),9/6/2022
d
16,205,651
Federal Home Loan Mortgage
Corporation
15,000,000
0.200% (SOFRRATE +
0.150%),3/4/2022
d
15,001,761
Federal National Mortgage
Association
10,000,000
0.220% (SOFRRATE +
0.170%),3/9/2022
d
10,001,700
25,000,000
0.240% (SOFRRATE +
0.190%),5/27/2022
d
25,014,769
U.S. International Development
Finance Corporation
11,540,000
0.160% (T-BILL 3M +
FLAT),2/7/2022
d
11,540,000
21,200,000 0.000% ,12/14/2022 21,169,719
4,000,000 0.120% ,5/15/2026 4,000,000
7,761,600
0.160% (T-BILL 3M +
FLAT),9/2/2031
d
7,761,600
13,034,188
0.080% (T-BILL 3M +
FLAT),3/15/2032
d
13,034,187
13,354,700
0.080% (T-BILL 3M +
FLAT),6/15/2032
d
13,354,700
U.S. Treasury Bills
25,000,000 0.050% ,3/10/2022 24,999,158
15,000,000 0.175% ,4/28/2022 14,993,281
50,000,000 0.078% ,5/12/2022 49,968,577
25,000,000 0.095% ,5/19/2022 24,980,105
25,000,000 0.165% ,6/23/2022 24,967,064
25,000,000 0.190% ,6/30/2022 24,965,061
U.S. Treasury Notes
20,000,000 1.875% ,3/31/2022 20,054,736
Total 418,874,173
Principal
Amount U.S. Municipals ( 1.4% )
a
Value
California State
18,320,000 0.140% ,3/2/2022
c
18,319,674
Los Angeles County Metropolitan
Transportation Auth.
15,000,000 0.150% ,2/24/2022
c
14,999,800
17,500,000 0.100% ,3/1/2022
c
17,500,000
Massachusetts Educational
Financing Auth.
7,000,000 0.160% ,3/2/2022
c
6,999,938
15,500,000 0.250% ,4/12/2022
c
15,497,520
Wisconsin State
25,000,000 0.100% ,2/16/2022 24,999,780

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount U.S. Municipals (1.4%)
a
Value
$ 5,084,000 0.100% ,2/17/2022 $ 5,083,953
Total 103,400,665
Principal
Amount Utilities ( 22.6% )
a
Value
Ameren Corporation
22,675,000 0.150% ,2/7/2022 22,674,295
25,000,000 0.190% ,2/14/2022 24,998,017
25,000,000 0.160% ,2/15/2022 24,997,812
Ameren Illinois Company
13,625,000 0.160% ,2/8/2022 13,624,497
25,000,000 0.220% ,2/22/2022 24,996,501
American Electric Power Company,
Inc.
25,000,000 0.250% ,2/8/2022
b
24,999,078
25,000,000 0.240% ,2/23/2022
b
24,996,310
27,000,000 0.307% ,3/8/2022
b
26,992,872
18,000,000 0.330% ,3/15/2022
b
17,993,980
Baltimore Gas and Electric
Company
25,000,000 0.230% ,2/22/2022 24,996,501
Berkshire Hathaway Energy
Company
25,000,000 0.150% ,2/1/2022
b
24,999,895
25,000,000 0.150% ,2/2/2022
b
24,999,787
Dominion Energy, Inc.
25,000,000 0.230% ,2/9/2022
b
24,998,919
9,450,000 0.200% ,2/24/2022
b
9,448,526
DTE Electric Company
25,000,000 0.200% ,2/3/2022 24,999,729
DTE Energy Company
8,000,000 0.150% ,2/3/2022
b,c
7,999,897
Duke Energy Corporation
23,000,000 0.140% ,2/7/2022
b
22,999,374
25,000,000 0.230% ,3/8/2022
b
24,994,150
Enbridge US, Inc.
25,000,000 0.240% ,2/17/2022
b,c
24,995,667
12,900,000 0.250% ,2/18/2022
b,c
12,897,613
25,000,000 0.250% ,2/24/2022
b,c
24,993,617
25,000,000 0.260% ,2/25/2022
b,c
24,993,333
25,000,000 0.270% ,2/28/2022
b,c
24,992,455
Enbridge, Inc.
21,305,000
0.660% (LIBOR 3M +
0.500%),2/18/2022
d
21,308,834
Eversource Energy
25,000,000 0.200% ,2/15/2022
b
24,998,646
25,000,000 0.200% ,2/22/2022
b
24,997,112
20,315,000 0.210% ,2/24/2022
b
20,312,400
ITC Holdings Corporation
25,000,000 0.250% ,2/4/2022
b
24,999,567
25,000,000 0.250% ,2/25/2022
b
24,995,885
25,000,000 0.280% ,2/28/2022
b,e
24,994,750
25,000,000 0.250% ,3/1/2022
b
24,995,026
Long Island Power Auth.
25,000,000 0.160% ,3/24/2022
c
24,997,750
10,750,000 0.280% ,5/24/2022
c
10,747,277
National Rural Utilities Cooperative
Finance Corporation
25,000,000 0.200% ,2/1/2022 24,999,944
17,000,000 0.200% ,2/2/2022 16,999,925
25,000,000 0.200% ,2/10/2022 24,999,445
15,000,000 0.190% ,2/17/2022 14,999,412
Principal
Amount Utilities (22.6%)
a
Value
NextEra Energy Capital Holdings,
Inc.
$ 15,790,000
0.898% (LIBOR 3M +
0.720%),2/25/2022
d
$ 15,796,536
NiSource, Inc.
25,000,000 0.190% ,2/10/2022
b
24,998,757
25,000,000 0.220% ,2/17/2022
b
24,997,462
25,000,000 0.220% ,2/22/2022
b
24,996,502
25,000,000 0.230% ,3/2/2022
b
24,994,792
Public SVC Enterprise Group, Inc.
25,000,000 0.340% ,3/15/2022
b
24,991,639
San Diego Gas & Electric Company
23,000,000 0.160% ,2/2/2022
b
22,999,451
23,000,000 0.170% ,2/3/2022
b
22,999,176
23,000,000 0.180% ,2/7/2022
b
22,998,077
25,000,000 0.180% ,2/8/2022
b
24,997,611
Sempra Energy
25,000,000 0.240% ,2/7/2022
b
24,999,222
25,000,000 0.250% ,2/8/2022
b
24,999,072
25,000,000 0.250% ,2/9/2022
b
24,998,906
25,000,000 0.240% ,2/10/2022
b
24,998,736
Southern Company
25,000,000 0.190% ,2/9/2022
b
24,998,919
25,000,000 0.200% ,2/18/2022
b
24,997,275
Southern Company Gas Capital
Corporation
20,000,000 0.220% ,2/14/2022
b,c
19,998,040
TransCanada American
Investments, Ltd.
25,000,000 0.310% ,2/4/2022
b
24,999,567
12,500,000 0.270% ,2/8/2022
b
12,499,539
20,600,000 0.260% ,3/10/2022
b
20,594,151
25,000,000 0.400% ,3/16/2022
b
24,991,353
15,000,000 0.350% ,4/14/2022
b
14,989,202
Union Electric Company
25,000,000 0.150% ,2/7/2022 24,999,222
25,000,000 0.205% ,2/22/2022 24,996,502
Virginia Electric and Power
Company
25,000,000 0.200% ,2/7/2022 24,999,368
WEC Energy Group, Inc.
25,000,000 0.170% ,2/1/2022
b
24,999,895
25,000,000 0.200% ,2/8/2022
b
24,999,078
24,000,000 0.210% ,2/9/2022
b
23,998,962
25,000,000 0.250% ,2/15/2022
b
24,997,813
25,000,000 0.250% ,2/22/2022
b
24,996,502
Xcel Energy, Inc.
25,000,000 0.300% ,2/1/2022
b
24,999,895
25,000,000 0.200% ,2/10/2022
b
24,998,757
25,000,000 0.200% ,2/24/2022
b
24,996,100
37,000,000 0.216% ,3/17/2022
b
36,986,819
Total 1,632,731,696
Total Investments (cost
$7,355,291,332) 101.5% $7,354,873,850
Other Assets and Liabilities,
Net (1.5)% (112,014,937)
Total Net Assets 100.0% $7,242,858,913

Short-Term Reserve Fund
Schedule of Investments as of January 31, 2022
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The interest rate shown reflects the yield.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 31,
2022, the value of these investments was $4,784,664,259 or
66.1% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of January 31, 2022. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 31, 2022, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 94,034,820 – 94,034,820 –
Basic Materials 294,970,178 – 294,970,178 –
Capital Goods 289,888,387 – 289,888,387 –
Communications Services 125,667,498 – 125,667,498 –
Consumer Cyclical 613,508,831 – 613,508,831 –
Consumer Non-Cyclical 238,987,027 – 238,987,027 –
Energy 204,199,033 – 204,199,033 –
Financials 3,068,534,588 – 3,068,534,588 –
Foreign 100,955,167 – 100,955,167 –
Technology 89,124,225 – 89,124,225 –
Transportation 79,997,562 – 79,997,562 –
U.S. Government & Agencies 418,874,173 – 418,874,173 –
U.S. Municipals 103,400,665 – 103,400,665 –
Utilities 1,632,731,696 – 1,607,736,946 24,994,750
Total Investments at Value $7,354,873,850 $– $7,329,879,100 $24,994,750

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation
of the Funds' securities to the Funds' investment Adviser. The
Adviser has formed a Valuation Committee (the “Committee”)
that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or

Notes to Schedule of Investments
as of January 31, 2022
(unaudited)

speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 31, 2022, Core Emerging
Markets Equity and Core International Equity used equity futures to manage exposure to the equities market.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.